UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

ITEM 1.                  SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.6%)
Abercrombie & Fitch Co. Cl A	6,370	209,446
Amazon.com, Inc.*	24,153	2,254,924
Apollo Group, Inc.*	9,252	681,595
AutoNation, Inc.*	6,813	123,179
AutoZone, Inc.*	2,272	332,212
Bed Bath & Beyond, Inc.*	18,703	702,111
Best Buy Co., Inc.	24,405	915,676
Big Lots, Inc.*	5,910	147,868
Black & Decker Corp.	4,352	201,454
Carnival Corp.	32,133	1,069,386
CBS Corp. Cl B	49,517	596,680
Coach, Inc.	22,501	740,733
Comcast Corp. Cl A	204,563	3,455,069
D.R. Horton, Inc.	19,766	225,530
Darden Restaurants, Inc.	9,933	339,013
DeVry, Inc.	4,487	248,221
DIRECTV Group, Inc.*	32,465	895,385
Disney (Walt) Co.	134,315	3,688,290
Eastman Kodak Co.	20,016	95,676
Expedia, Inc.*	15,058	360,639
Family Dollar Stores, Inc.	10,098	266,587
Ford Motor Co.*	231,046	1,665,842
Fortune Brands, Inc.	10,448	449,055
GameStop Corp. Cl A*	11,565	306,126
Gannett Co., Inc.	16,753	209,580
Gap, Inc.	35,069	750,477
Genuine Parts Co.	11,408	434,188
Goodyear Tire & Rubber Co.*	17,333	295,181
H&R Block, Inc.	24,307	446,763
Harley-Davidson, Inc.	16,899	388,677
Harman Int’l. Industries, Inc.	4,722	159,981
Hasbro, Inc.	8,999	249,722
Home Depot, Inc.	121,360	3,233,030
International Game Technology	21,697	466,052
Interpublic Group of Cos., Inc.*	34,456	259,109
Johnson Controls, Inc.	42,924	1,097,137
KB Home	5,159	85,691
Kohl’s Corp.*	21,837	1,245,801
Leggett & Platt, Inc.	10,887	211,208
Lennar Corp. Cl A	10,910	155,468
Limited Brands, Inc.	19,127	324,968
Lowe’s Cos., Inc.	105,333	2,205,673
Macy’s, Inc	30,141	551,279
Marriott International, Inc. Cl A	18,426	508,373

Mattel, Inc.	26,462	488,489
McDonald’s Corp.	78,675	4,489,982
McGraw-Hill Cos., Inc.	23,005	578,346
Meredith Corp.	2,625	78,593
New York Times Co. Cl A	8,341	67,729
Newell Rubbermaid, Inc.	19,526	306,363
News Corp. Cl A	161,361	1,934,718
NIKE, Inc. Cl B	27,760	1,796,072
Nordstrom, Inc.	11,878	362,754
O’Reilly Automotive, Inc.*	9,851	356,015
Office Depot, Inc.*	20,758	137,418
Omnicom Group, Inc.	22,410	827,825
Penney (J.C.) Co., Inc.	16,859	568,991
Polo Ralph Lauren Corp.	4,157	318,509
Pulte Homes, Inc.	22,292	244,989
RadioShack Corp.	9,137	151,400
Scripps Networks Interactive, Inc. Cl A	6,338	234,189
Sears Hldgs. Corp.*	3,483	227,475
Sherwin-Williams Co.	7,085	426,234
Staples, Inc.	51,462	1,194,948
Starbucks Corp.*	51,506	1,063,599
Starwood Hotels & Resorts	13,612	449,604
Target Corp.	54,205	2,530,289
Tiffany & Co.	8,960	345,229
Time Warner Cable, Inc.	25,041	1,079,017
Time Warner, Inc.	85,740	2,467,597
TJX Cos., Inc.	30,346	1,127,354
V.F. Corp.	6,427	465,508
Viacom, Inc. Cl B*	44,357	1,243,770
Washington Post Co. Cl B	453	212,040
Whirlpool Corp.	5,279	369,319
Wyndham Worldwide Corp.	12,823	209,271
Wynn Resorts Ltd.*	4,996	354,166
Yum! Brands, Inc.	33,172	1,119,887
		61,076,744
CONSUMER STAPLES (10.9%)
Altria Group, Inc.	149,890	2,669,541
Archer-Daniels-Midland Co.	45,637	1,333,513
Avon Products, Inc.	30,796	1,045,832
Brown-Forman Corp. Cl B	7,913	381,565
Campbell Soup Co.	13,794	449,960
Clorox Co.	9,933	584,259
Coca-Cola Co.	166,762	8,955,119
Coca-Cola Enterprises, Inc.	22,924	490,803
Colgate-Palmolive Co.	35,615	2,716,712
ConAgra Foods, Inc.	31,795	689,316
Constellation Brands, Inc. Cl A*	14,410	218,312
Costco Wholesale Corp.	31,657	1,787,354

CVS Caremark Corp.	105,422	3,767,782
Dean Foods Co.*	12,805	227,801
Dr. Pepper Snapple Group, Inc.*	18,061	519,254
Estee Lauder Cos., Inc. Cl A	8,252	305,984
General Mills, Inc.	23,572	1,517,565
Heinz (H.J.) Co.	22,954	912,422
Hershey Co.	11,919	463,172
Hormel Foods Corp.	5,026	178,524
J.M. Smucker Co.	8,530	452,175
Kellogg Co.	18,435	907,555
Kimberly-Clark Corp.	29,634	1,747,813
Kraft Foods, Inc. Cl A	106,596	2,800,277
Kroger Co.	47,086	971,855
Lorillard, Inc.	11,906	884,616
McCormick & Co., Inc.	9,250	313,945
Molson Coors Brewing Co. Cl B	11,426	556,218
Pepsi Bottling Group, Inc.	10,341	376,826
PepsiCo, Inc.	111,146	6,519,824
Philip Morris Int’l., Inc.	137,296	6,691,807
Proctor & Gamble Co.	204,177	11,825,932
Reynolds American, Inc.	12,236	544,747
Safeway, Inc.	29,476	581,267
Sara Lee Corp.	48,620	541,627
SUPERVALU, Inc.	15,175	228,536
Sysco Corp.	42,714	1,061,443
Tyson Foods, Inc. Cl A	21,690	273,945
Wal-Mart Stores, Inc.	155,782	7,647,338
Walgreen Co.	71,319	2,672,323
Whole Foods Market, Inc.	10,074	307,156
		77,122,015
ENERGY (11.2%)
Anadarko Petroleum Corp.	36,748	2,305,202
Apache Corp.	24,266	2,228,347
Baker Hughes, Inc.	21,385	912,284
BJ Services Co.	20,274	393,924
Cabot Oil & Gas Corp.	7,653	273,595
Cameron International Corp.*	15,953	603,342
Chesapeake Energy Corp.	46,654	1,324,974
Chevron Corp.	143,114	10,079,519
ConocoPhillips	107,084	4,835,913
Consol Energy, Inc.	13,234	596,986
Denbury Resources, Inc.*	18,496	279,844
Devon Energy Corp.	32,444	2,184,455
Diamond Offshore Drilling, Inc	5,123	489,349
El Paso Corp.	51,555	532,048
ENSCO International, Inc.	10,433	443,820
EOG Resources, Inc.	18,441	1,540,008
Exxon Mobil Corp.	346,192	23,752,228

FMC Technologies, Inc.*	8,891	464,466
Halliburton Co.	65,589	1,778,774
Hess Corp.	21,431	1,145,701
Marathon Oil Corp.	51,646	1,647,507
Massey Energy Co.	6,230	173,755
Murphy Oil Corp.	13,873	798,669
Nabors Industries Ltd.*	20,681	432,233
National Oilwell Varco, Inc.*	30,577	1,318,786
Noble Energy, Inc.	12,681	836,439
Occidental Petroleum Corp.	59,843	4,691,691
Peabody Energy Corp.	19,930	741,795
Pioneer Natural Resources Co.	8,481	307,775
Range Resources Corp.	11,424	563,889
Rowan Cos., Inc.	8,266	190,697
Schlumberger Ltd.	87,126	5,192,710
Smith International, Inc.	16,102	462,127
Southwestern Energy Co.*	25,584	1,091,925
Spectra Energy Corp.	46,687	884,252
Sunoco, Inc.	8,570	243,817
Tesoro Corp.	10,318	154,564
Valero Energy Corp.	41,197	798,810
Williams Cos., Inc.	42,948	767,481
XTO Energy, Inc.	42,289	1,747,381
		79,211,082
FINANCIALS (14.6%)
Aflac, Inc.	33,823	1,445,595
Allstate Corp.	38,284	1,172,256
American Express Co.	87,206	2,956,283
American Int’l. Group, Inc.*	9,728	429,102
Ameriprise Financial, Inc.	18,546	673,776
Aon Corp.	19,835	807,086
Apartment Investment & Management Co. Cl A	8,530	125,818
Assurant, Inc.	8,431	270,298
AvalonBay Communities, Inc.	5,753	418,416
Bank of America Corp.	624,660	10,569,247
Bank of New York Mellon Corp.	88,186	2,556,512
BB&T Corp.	49,290	1,342,660
Boston Properties, Inc.	10,029	657,401
Capital One Financial Corp.	33,474	1,196,026
CB Richard Ellis Group, Inc. Cl A*	17,448	204,840
Charles Schwab Corp.	70,394	1,348,045
Chubb Corp.	25,048	1,262,670
Cincinnati Financial Corp.	11,564	300,548
Citigroup, Inc.	948,611	4,591,277
CME Group, Inc.	4,711	1,451,883
Comerica, Inc.	10,799	320,406
Discover Financial Svcs.	37,919	615,425
E*Trade Financial Corp.*	64,318	112,557

Equity Residential	19,619	602,303
Federated Investors, Inc. Cl B	6,425	169,427
Fifth Third Bancorp	57,513	582,607
First Horizon National Corp.*	16,022	211,966
Franklin Resources, Inc.	10,620	1,068,372
Genworth Financial, Inc. Cl A	34,926	417,366
Goldman Sachs Group, Inc.	36,925	6,807,124
Hartford Financial Svcs. Group, Inc.	27,954	740,781
HCP, Inc.	21,010	603,827
Health Care REIT, Inc.	8,689	361,636
Host Hotels & Resorts, Inc.	44,803	527,331
Hudson City Bancorp, Inc.	35,135	462,025
Huntington Bancshares, Inc.	42,619	200,735
IntercontinentalExchange, Inc.*	5,266	511,803
Invesco Ltd.	30,136	685,895
Janus Capital Group, Inc.	12,984	184,113
JPMorgan Chase & Co.	284,479	12,465,870
KeyCorp	62,326	405,119
Kimco Realty Corp.	27,423	357,596
Legg Mason, Inc.	11,639	361,158
Leucadia National Corp.*	13,937	344,523
Lincoln National Corp.	22,024	570,642
Loews Corp.	26,398	904,132
M&T Bank Corp.	5,917	368,747
Marsh & McLennan Cos., Inc.	37,780	934,299
Marshall & Ilsley Corp.	26,990	217,809
MBIA, Inc.*	10,884	84,460
MetLife, Inc.	59,920	2,281,154
Moody’s Corp.	14,198	290,491
Morgan Stanley	98,001	3,026,271
Nasdaq OMX Group, Inc.*	10,198	214,668
Northern Trust Corp.	17,613	1,024,372
NYSE Euronext	18,771	542,294
People’s United Financial, Inc.	25,230	392,579
Plum Creek Timber Co., Inc.	11,854	363,207
PNC Financial Svcs. Grp., Inc.	33,605	1,632,867
Principal Financial Grp., Inc.	23,379	640,351
Progressive Corp.*	48,996	812,354
ProLogis	31,912	380,391
Prudential Financial, Inc.	33,989	1,696,391
Public Storage	9,711	730,656
Regions Financial Corp.	89,105	553,342
Simon Property Group, Inc.	20,425	1,418,130
SLM Corp.*	34,432	300,247
State Street Corp.	35,245	1,853,887
SunTrust Banks, Inc.	36,311	818,813
T. Rowe Price Group, Inc.	18,440	842,708
Torchmark Corp.	6,040	262,317

Travelers Cos., Inc.	41,106	2,023,648
U.S. Bancorp	137,392	3,003,389
Unum Group	24,113	516,983
Ventas, Inc.	11,242	432,817
Vornado Realty Trust	11,326	729,522
Wells Fargo & Co.	341,524	9,624,146
XL Capital Ltd. Cl A	25,256	440,970
Zions Bancorporation	9,149	164,408
		102,993,166
HEALTH CARE (12.5%)
Abbott Laboratories	112,579	5,569,283
Aetna, Inc.	31,616	879,873
Allergan, Inc.	22,525	1,278,519
AmerisourceBergen Corp.	21,376	478,395
Amgen, Inc.*	72,880	4,389,562
Bard (C.R.), Inc.	7,051	554,279
Baxter International, Inc.	43,401	2,474,291
Becton, Dickinson & Co.	17,231	1,201,862
Biogen Idec, Inc.*	21,059	1,063,901
Boston Scientific Corp.*	109,702	1,161,744
Bristol-Myers Squibb Co.	142,090	3,199,867
Cardinal Health, Inc.	26,051	698,167
CareFusion Corp.*	12,909	281,416
Celgene Corp.*	33,428	1,868,625
Cephalon, Inc.*	5,410	315,078
CIGNA Corp.	20,026	562,530
Coventry Health Care, Inc.*	11,401	227,564
DaVita, Inc.*	7,575	429,048
Dentsply International, Inc.	10,707	369,820
Express Scripts, Inc.*	19,940	1,546,945
Forest Laboratories, Inc.*	21,757	640,526
Genzyme Corp.*	19,837	1,125,353
Gilead Sciences, Inc.*	65,341	3,043,584
Hospira, Inc.*	11,810	526,726
Humana, Inc.*	12,361	461,065
IMS Health, Inc.	13,193	202,513
Intuitive Surgical, Inc.*	2,722	713,845
Johnson & Johnson	199,088	12,122,468
King Pharmaceuticals, Inc.*	17,826	191,986
Laboratory Corp. of America Hldgs.*	7,829	514,365
Life Technologies Corp.*	12,637	588,252
Lilly (Eli) & Co.	72,671	2,400,323
McKesson Corp.	19,230	1,145,147
Medco Health Solutions, Inc.*	34,070	1,884,412
Medtronic, Inc.	80,619	2,966,779
Merck & Co., Inc.	152,446	4,821,867
Millipore Corp.*	3,997	281,109
Mylan, Inc.*	21,836	349,594

Patterson Cos., Inc.*	6,742	183,720
PerkinElmer, Inc.	8,440	162,386
Pfizer, Inc.	478,776	7,923,743
Quest Diagnostics, Inc.	11,423	596,166
Schering-Plough Corp.	117,957	3,332,285
St. Jude Medical, Inc.*	25,041	976,849
Stryker Corp.	20,318	923,047
Tenet Healthcare Corp.*	31,888	187,501
Thermo Fisher Scientific, Inc.*	29,945	1,307,698
UnitedHealth Group, Inc.	86,180	2,157,947
Varian Medical Systems, Inc.*	9,112	383,889
Waters Corp.*	6,964	389,009
Watson Pharmaceuticals, Inc.*	7,526	275,753
WellPoint, Inc.*	34,358	1,627,195
Wyeth	95,808	4,654,353
Zimmer Hldgs., Inc.*	15,473	827,032
		88,439,256
INDUSTRIALS (9.8%)
3M Co.	50,543	3,730,073
Avery Dennison Corp.	8,162	293,914
Boeing Co.	52,688	2,853,055
Burlington Northern Santa Fe Corp.	18,870	1,506,392
Caterpillar, Inc.	45,329	2,326,738
Cintas Corp.	9,382	284,368
CSX Corp.	28,215	1,181,080
Cummins, Inc.	14,764	661,575
Danaher Corp.	18,726	1,260,634
Deere & Co.	31,076	1,333,782
Donnelley (R.R.) & Sons Co.	14,769	313,989
Dover Corp.	13,122	508,609
Dun & Bradstreet Corp.	3,825	288,099
Eaton Corp.	12,135	686,720
Emerson Electric Co.	54,363	2,178,869
Equifax, Inc.	8,923	260,016
Expeditors Int’l. of Wash.	15,279	537,057
Fastenal Co.	9,542	369,275
FedEx Corp.	22,769	1,712,684
Flowserve Corp.	4,059	399,974
Fluor Corp.	12,914	656,677
General Dynamics Corp.	27,885	1,801,371
General Electric Co.	767,252	12,598,275
Goodrich Corp.	8,962	486,995
Grainger (W.W.), Inc.	4,464	398,903
Honeywell International, Inc.	54,047	2,007,846
Illinois Tool Works, Inc.	27,791	1,186,954
Iron Mountain, Inc.*	13,130	350,046
ITT Corp.	13,157	686,138
Jacobs Engineering Group, Inc.*	9,005	413,780

L-3 Communications Hldgs., Inc.	8,367	672,037
Lockheed Martin Corp.	23,225	1,813,408
Masco Corp.	26,531	342,781
Monster Worldwide, Inc.*	8,937	156,219
Norfolk Southern Corp.	26,788	1,154,831
Northrop Grumman Corp.	22,743	1,176,950
PACCAR, Inc.	26,500	999,315
Pall Corp.	8,397	271,055
Parker Hannifin Corp.	11,525	597,456
Pitney Bowes, Inc.	14,554	361,667
Precision Castparts Corp.	10,011	1,019,821
Quanta Services, Inc.*	14,381	318,252
Raytheon Co.	27,996	1,342,968
Republic Services, Inc.	23,217	616,876
Robert Half Int’l., Inc.	10,832	271,017
Robinson (C.H.) Worldwide, Inc.	12,181	703,453
Rockwell Automation, Inc.	10,283	438,056
Rockwell Collins, Inc.	11,347	576,428
Ryder System, Inc.	4,032	157,490
Snap-On, Inc.	4,147	144,150
Southwest Airlines Co.	54,009	518,486
Stanley Works	5,773	246,449
Stericycle, Inc.*	6,154	298,161
Textron, Inc.	19,664	373,223
Union Pacific Corp.	36,229	2,113,962
United Parcel Service, Inc. Cl B	71,990	4,065,275
United Technologies Corp.	67,504	4,113,019
Waste Management, Inc.	35,091	1,046,414
		69,183,107
INFORMATION TECHNOLOGY (17.7%)
Adobe Systems, Inc.*	37,483	1,238,438
Advanced Micro Devices, Inc.*	41,765	236,390
Affiliated Computer Svcs., Inc. Cl A*	7,073	383,144
Agilent Technologies, Inc.*	25,440	707,995
Akamai Technologies, Inc.*	12,475	245,508
Altera Corp.	21,169	434,176
Amphenol Corp. Cl A	12,506	471,226
Analog Devices, Inc.	21,232	585,579
Apple, Inc.*	64,465	11,949,877
Applied Materials, Inc.	96,647	1,295,070
Autodesk, Inc.*	16,674	396,841
Automatic Data Processing, Inc.	36,387	1,430,009
BMC Software, Inc.*	13,369	501,739
Broadcom Corp. Cl A*	30,845	946,633
CA, Inc.	29,053	638,875
Ciena Corp.*	6,750	109,890
Cisco Systems, Inc.*	416,759	9,810,507
Citrix Systems, Inc.*	13,439	527,212

Cognizant Technology Solutions*	21,204	819,747
Computer Sciences Corp.*	10,935	576,384
Compuware Corp.*	17,161	125,790
Convergys Corp.*	8,688	86,359
Corning, Inc.	113,696	1,740,686
Dell, Inc.*	125,668	1,917,694
eBay, Inc.*	80,970	1,911,702
Electronic Arts, Inc.*	23,560	448,818
EMC Corp.*	146,423	2,495,048
Fidelity Nat’l. Information Svcs., Inc.	13,998	357,089
Fiserv, Inc.*	11,183	539,021
FLIR Systems, Inc.*	10,998	307,614
Google, Inc.*	17,290	8,573,247
Harris Corp.	9,428	354,493
Hewlett-Packard Co.	168,637	7,961,353
Int’l. Business Machines Corp.	94,695	11,326,469
Intel Corp.	403,169	7,890,017
Intuit, Inc.*	23,214	661,599
Jabil Circuit, Inc.	12,984	174,115
JDS Uniphase Corp.*	15,929	113,255
Juniper Networks, Inc.*	37,692	1,018,438
KLA-Tencor Corp.	12,232	438,640
Lexmark International, Inc. Cl A*	5,580	120,193
Linear Technology Corp.	16,011	442,384
LSI Corp.*	47,795	262,395
MasterCard, Inc. Cl A	6,869	1,388,568
McAfee, Inc.*	11,421	500,126
MEMC Electronic Materials, Inc.*	15,705	261,174
Microchip Technology, Inc.	13,242	350,913
Micron Technology, Inc.*	61,403	503,505
Microsoft Corp.	559,382	14,482,395
Molex, Inc.	9,723	203,016
Motorola, Inc.	169,242	1,453,789
National Semiconductor Corp.	16,977	242,262
NetApp, Inc.*	24,358	649,871
Novell, Inc.*	24,895	112,276
Novellus Systems, Inc.*	6,943	145,664
Nvidia Corp.*	39,809	598,329
Oracle Corp.	279,170	5,817,903
Paychex, Inc.	23,311	677,185
QLogic Corp.*	8,623	148,316
QUALCOMM, Inc.	121,493	5,464,755
Red Hat, Inc.*	13,409	370,625
Salesforce.com, inc.*	7,893	449,348
SanDisk Corp.*	15,926	345,594
Sun Microsystems, Inc.*	54,484	495,260
Symantec Corp.*	60,117	990,127
Tellabs, Inc.*	29,039	200,950

Teradata Corp.*	12,623	347,385
Teradyne, Inc.*	12,321	113,969
Texas Instruments, Inc.	90,212	2,137,122
Total System Services, Inc.	14,198	228,730
VeriSign, Inc.*	14,088	333,745
Western Digital Corp.*	16,388	598,654
Western Union Co.	50,578	956,936
Xerox Corp.	62,917	486,978
Xilinx, Inc.	19,459	455,730
Yahoo!, Inc.*	88,608	1,578,108
		125,660,967
MATERIALS (3.3%)
Air Products & Chemicals, Inc.	14,991	1,163,002
Airgas, Inc.	5,827	281,852
AK Steel Hldg. Corp.	8,002	157,879
Alcoa, Inc.	70,794	928,817
Allegheny Technologies, Inc.	7,180	251,228
Ball Corp.	6,700	329,640
Bemis Co., Inc.	7,722	200,077
CF Industries Hldgs., Inc.	3,481	300,167
Dow Chemical Co.	82,058	2,139,252
Du Pont (E.I.) de Nemours & Co.	65,029	2,090,032
Eastman Chemical Co.	5,305	284,030
Ecolab, Inc.	17,015	786,603
FMC Corp.	5,179	291,319
Freeport-McMoRan Copper & Gold, Inc.	30,552	2,096,173
Int’l. Flavors & Fragrances, Inc.	5,615	212,977
International Paper Co.	32,089	713,338
MeadWestvaco Corp.	12,357	275,685
Monsanto Co.	39,188	3,033,151
Newmont Mining Corp.	35,987	1,584,148
Nucor Corp.	22,779	1,070,841
Owens-Illinois, Inc.*	12,352	455,789
Pactiv Corp.*	9,505	247,605
PPG Industries, Inc.	11,799	686,820
Praxair, Inc.	21,964	1,794,239
Sealed Air Corp.	11,327	222,349
Sigma-Aldrich Corp.	8,821	476,158
Titanium Metals Corp.	6,179	59,257
United States Steel Corp.	10,386	460,827
Vulcan Materials Co.	9,247	499,985
Weyerhaeuser Co.	15,113	553,891
		23,647,131
TELECOMMUNICATION SERVICES (3.0%)
American Tower Corp. Cl A*	28,279	1,029,356
AT&T, Inc.	421,755	11,391,603
CenturyTel, Inc.	21,488	721,997
Frontier Communications Corp.	22,284	168,021

MetroPCS Communications, Inc.*	18,119	169,594
Qwest Communications Int’l., Inc.	108,667	414,021
Sprint Nextel Corp.*	200,065	790,257
Verizon Communications, Inc.	205,493	6,220,273
Windstream Corp.	31,254	316,603
		21,221,725
UTILITIES (3.5%)
AES Corp.*	47,986	711,153
Allegheny Energy, Inc.	12,133	321,767
Ameren Corp.	16,977	429,179
American Electric Power Co., Inc.	34,293	1,062,740
CenterPoint Energy, Inc.	27,959	347,530
CMS Energy Corp.	16,414	219,948
Consolidated Edison, Inc.	19,746	808,401
Constellation Energy Group, Inc.	14,241	460,981
Dominion Resources, Inc.	42,677	1,472,357
DTE Energy Co.	11,942	419,642
Duke Energy Corp.	93,442	1,470,777
Dynegy, Inc. Cl A*	36,289	92,537
Edison International	23,322	783,153
Entergy Corp.	13,980	1,116,443
EQT Corp.	9,580	408,108
Exelon Corp.	47,872	2,375,409
FirstEnergy Corp.	21,938	1,003,005
FPL Group, Inc.	29,784	1,644,970
Integrys Energy Group, Inc.	5,517	198,005
Nicor, Inc.	3,267	119,540
NiSource, Inc.	20,069	278,758
Northeast Utilities	12,740	302,448
Pepco Hldgs., Inc.	15,984	237,842
PG&E Corp.	26,586	1,076,467
Pinnacle West Capital Corp.	7,298	239,520
PPL Corp.	27,197	825,157
Progress Energy Enterprise	20,228	790,106
Public Svc. Enterprise Group, Inc.	36,336	1,142,404
Questar Corp.	12,717	477,651
SCANA Corp.	7,790	271,871
Sempra Energy	17,825	887,863
Southern Co.	57,330	1,815,641
TECO Energy, Inc.	15,355	216,198
Wisconsin Energy Corp.	8,469	382,545
Xcel Energy, Inc.	33,070	636,267
		25,046,383
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $678,254,556) 95.1%		673,601,576

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	AAA	0.08	12/24/09	1,000,000	999,765
U.S. Treasury Bill (1)	AAA	0.14	11/27/09	2,000,000	1,999,572
U.S. Treasury Bill (1)	AAA	0.18	11/19/09	1,000,000	999,762
					3,999,099
U.S. GOVERNMENT AGENCIES (1.0%)
FHLB	AAA	0.05	10/28/09	7,300,000	7,299,726
COMMERCIAL PAPER (3.2%)
Du Pont (E.I.) de Nemours & Co.†	A-1	0.11	10/27/09	3,600,000	3,599,714
Hershey Co.	A-1	0.17	10/26/09	4,156,000	4,155,509
Novartis Finance Corp.†	A-1+	0.03	10/01/09	12,100,000	12,100,000
NSTAR†	A-1	0.12	10/13/09	3,005,000	3,004,880
					22,860,103
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $34,158,977) 4.8%					34,158,928

TEMPORARY CASH INVESTMENTS (2) (Cost: $117,200) 0.0% (3)					117,200

TOTAL INVESTMENTS (Cost: $712,530,733) 99.9%					707,877,704

OTHER NET ASSETS 0.1%					775,160

NET ASSETS 100.0%					$708,652,864

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.6%)
Abercrombie & Fitch Co. Cl A	1,178	38,733
Amazon.com, Inc.*	4,469	417,226
Apollo Group, Inc.*	1,712	126,123
AutoNation, Inc.*	1,261	22,799
AutoZone, Inc.*	421	61,559
Bed Bath & Beyond, Inc.*	3,461	129,926
Best Buy Co., Inc.	4,516	169,440
Big Lots, Inc.*	1,094	27,372
Black & Decker Corp.	806	37,310
Carnival Corp.	5,945	197,850
CBS Corp. Cl B	9,162	110,402
Coach, Inc.	4,164	137,079
Comcast Corp. Cl A	37,851	639,303
D.R. Horton, Inc.	3,658	41,738
Darden Restaurants, Inc.	1,838	62,731
DeVry, Inc.	830	45,916
DIRECTV Group, Inc.*	6,007	165,673
Disney (Walt) Co.	24,853	682,463
Eastman Kodak Co.	3,703	17,700
Expedia, Inc.*	2,787	66,749
Family Dollar Stores, Inc.	1,869	49,342
Ford Motor Co.*	42,751	308,235
Fortune Brands, Inc.	1,934	83,123
GameStop Corp. Cl A*	2,140	56,646
Gannett Co., Inc.	3,100	38,781
Gap, Inc.	6,488	138,843
Genuine Parts Co.	2,111	80,345
Goodyear Tire & Rubber Co.*	3,207	54,615
H&R Block, Inc.	4,498	82,673
Harley-Davidson, Inc.	3,127	71,921
Harman Int’l. Industries, Inc.	874	29,611
Hasbro, Inc.	1,666	46,232
Home Depot, Inc.	22,456	598,228
International Game Technology	4,014	86,221
Interpublic Group of Cos., Inc.*	6,376	47,948
Johnson Controls, Inc.	7,943	203,023
KB Home	955	15,863
Kohl’s Corp.*	4,041	230,539
Leggett & Platt, Inc.	2,015	39,091
Lennar Corp. Cl A	2,018	28,757
Limited Brands, Inc.	3,540	60,145
Lowe’s Cos., Inc.	19,490	408,121
Macy’s, Inc	5,577	102,003
Marriott International, Inc. Cl A	3,410	94,082
Mattel, Inc.	4,896	90,380
McDonald’s Corp.	14,558	830,825

McGraw-Hill Cos., Inc.	4,256	106,996
Meredith Corp.	486	14,551
New York Times Co. Cl A	1,544	12,537
Newell Rubbermaid, Inc.	3,613	56,688
News Corp. Cl A	29,857	357,985
NIKE, Inc. Cl B	5,137	332,364
Nordstrom, Inc.	2,197	67,096
O’Reilly Automotive, Inc.*	1,822	65,847
Office Depot, Inc.*	3,840	25,421
Omnicom Group, Inc.	4,147	153,190
Penney (J.C.) Co., Inc.	3,119	105,266
Polo Ralph Lauren Corp.	769	58,921
Pulte Homes, Inc.	4,125	45,334
RadioShack Corp.	1,690	28,003
Scripps Networks Interactive, Inc. Cl A	1,173	43,342
Sears Hldgs. Corp.*	645	42,125
Sherwin-Williams Co.	1,311	78,870
Staples, Inc.	9,523	221,124
Starbucks Corp.*	9,531	196,815
Starwood Hotels & Resorts	2,518	83,170
Target Corp.	10,030	468,200
Tiffany & Co.	1,658	63,883
Time Warner Cable, Inc.	4,634	199,679
Time Warner, Inc.	15,865	456,595
TJX Cos., Inc.	5,615	208,597
V.F. Corp.	1,189	86,119
Viacom, Inc. Cl B*	8,207	230,124
Washington Post Co. Cl B	83	38,851
Whirlpool Corp.	977	68,351
Wyndham Worldwide Corp.	2,373	38,727
Wynn Resorts Ltd.*	924	65,502
Yum! Brands, Inc.	6,138	207,219
		11,301,177
CONSUMER STAPLES (5.8%)
Altria Group, Inc.	27,734	493,943
Archer-Daniels-Midland Co.	8,445	246,763
Avon Products, Inc.	5,699	193,538
Brown-Forman Corp. Cl B	1,464	70,594
Campbell Soup Co.	2,553	83,279
Clorox Co.	1,838	108,111
Coca-Cola Co.	30,856	1,656,967
Coca-Cola Enterprises, Inc.	4,242	90,821
Colgate-Palmolive Co.	6,590	502,685
ConAgra Foods, Inc.	5,883	127,543
Constellation Brands, Inc. Cl A*	2,666	40,390
Costco Wholesale Corp.	5,857	330,686
CVS Caremark Corp.	19,507	697,180
Dean Foods Co.*	2,370	42,162
Dr. Pepper Snapple Group, Inc.*	3,342	96,083
Estee Lauder Cos., Inc. Cl A	1,527	56,621
General Mills, Inc.	4,362	280,826

Heinz (H.J.) Co.	4,247	168,818
Hershey Co.	2,206	85,725
Hormel Foods Corp.	930	33,034
J.M. Smucker Co.	1,579	83,703
Kellogg Co.	3,411	167,924
Kimberly-Clark Corp.	5,483	323,387
Kraft Foods, Inc. Cl A	19,724	518,149
Kroger Co.	8,713	179,836
Lorillard, Inc.	2,203	163,683
McCormick & Co., Inc.	1,712	58,105
Molson Coors Brewing Co. Cl B	2,114	102,910
Pepsi Bottling Group, Inc.	1,913	69,710
PepsiCo, Inc.	20,566	1,206,402
Philip Morris Int’l., Inc.	25,404	1,238,191
Proctor & Gamble Co.	37,779	2,188,160
Reynolds American, Inc.	2,264	100,793
Safeway, Inc.	5,454	107,553
Sara Lee Corp.	8,997	100,227
SUPERVALU, Inc.	2,808	42,288
Sysco Corp.	7,904	196,414
Tyson Foods, Inc. Cl A	4,014	50,697
Wal-Mart Stores, Inc.	28,825	1,415,019
Walgreen Co.	13,196	494,454
Whole Foods Market, Inc.	1,864	56,833
		14,270,207
ENERGY (5.9%)
Anadarko Petroleum Corp.	6,799	426,501
Apache Corp.	4,490	412,317
Baker Hughes, Inc.	3,957	168,806
BJ Services Co.	3,752	72,901
Cabot Oil & Gas Corp.	1,416	50,622
Cameron International Corp.*	2,951	111,607
Chesapeake Energy Corp.	8,632	245,149
Chevron Corp.	26,481	1,865,057
ConocoPhillips	19,814	894,800
Consol Energy, Inc.	2,448	110,429
Denbury Resources, Inc.*	3,422	51,775
Devon Energy Corp.	6,003	404,182
Diamond Offshore Drilling, Inc	947	90,457
El Paso Corp.	9,539	98,442
ENSCO International, Inc.	1,930	82,102
EOG Resources, Inc.	3,412	284,936
Exxon Mobil Corp.	64,056	4,394,877
FMC Technologies, Inc.*	1,646	85,987
Halliburton Co.	12,136	329,128
Hess Corp.	3,965	211,969
Marathon Oil Corp.	9,556	304,836
Massey Energy Co.	1,152	32,129
Murphy Oil Corp.	2,567	147,782
Nabors Industries Ltd.*	3,826	79,963
National Oilwell Varco, Inc.*	5,657	243,986

Noble Energy, Inc.	2,346	154,742
Occidental Petroleum Corp.	11,072	868,045
Peabody Energy Corp.	3,687	137,230
Pioneer Natural Resources Co.	1,569	56,939
Range Resources Corp.	2,113	104,298
Rowan Cos., Inc.	1,529	35,274
Schlumberger Ltd.	16,120	960,752
Smith International, Inc.	2,979	85,497
Southwestern Energy Co.*	4,733	202,004
Spectra Energy Corp.	8,639	163,623
Sunoco, Inc.	1,585	45,093
Tesoro Corp.	1,909	28,597
Valero Energy Corp.	7,622	147,791
Williams Cos., Inc.	7,946	141,995
XTO Energy, Inc.	7,824	323,288
		14,655,908
FINANCIALS (7.7%)
Aflac, Inc.	6,259	267,510
Allstate Corp.	7,084	216,912
American Express Co.	16,135	546,977
American Int’l. Group, Inc.*	1,800	79,398
Ameriprise Financial, Inc.	3,431	124,648
Aon Corp.	3,670	149,332
Apartment Investment & Management Co. Cl A	1,578	23,276
Assurant, Inc.	1,560	50,014
AvalonBay Communities, Inc.	1,065	77,457
Bank of America Corp.	115,581	1,955,631
Bank of New York Mellon Corp.	16,317	473,030
BB&T Corp.	9,121	248,456
Boston Properties, Inc.	1,856	121,661
Capital One Financial Corp.	6,193	221,276
CB Richard Ellis Group, Inc. Cl A*	3,228	37,897
Charles Schwab Corp.	13,025	249,429
Chubb Corp.	4,635	233,650
Cincinnati Financial Corp.	2,140	55,619
Citigroup, Inc.	175,521	849,522
CME Group, Inc.	872	268,742
Comerica, Inc.	1,999	59,310
Discover Financial Svcs.	7,016	113,870
E*Trade Financial Corp.*	11,901	20,827
Equity Residential	3,631	111,472
Federated Investors, Inc. Cl B	1,189	31,354
Fifth Third Bancorp	10,641	107,793
First Horizon National Corp.*	2,965	39,224
Franklin Resources, Inc.	1,965	197,679
Genworth Financial, Inc. Cl A	6,462	77,221
Goldman Sachs Group, Inc.	6,832	1,259,479
Hartford Financial Svcs. Group, Inc.	5,172	137,058
HCP, Inc.	3,887	111,712
Health Care REIT, Inc.	1,607	66,883
Host Hotels & Resorts, Inc.	8,289	97,562

Hudson City Bancorp, Inc.	6,502	85,501
Huntington Bancshares, Inc.	7,885	37,138
IntercontinentalExchange, Inc.*	975	94,760
Invesco Ltd.	5,576	126,910
Janus Capital Group, Inc.	2,402	34,060
JPMorgan Chase & Co.	52,636	2,306,506
KeyCorp	11,532	74,958
Kimco Realty Corp.	5,074	66,165
Legg Mason, Inc.	2,154	66,839
Leucadia National Corp.*	2,578	63,728
Lincoln National Corp.	4,075	105,583
Loews Corp.	4,884	167,277
M&T Bank Corp.	1,095	68,240
Marsh & McLennan Cos., Inc.	6,991	172,887
Marshall & Ilsley Corp.	4,993	40,294
MBIA, Inc.*	2,014	15,629
MetLife, Inc.	11,087	422,082
Moody’s Corp.	2,627	53,748
Morgan Stanley	18,134	559,978
Nasdaq OMX Group, Inc.*	1,887	39,721
Northern Trust Corp.	3,259	189,543
NYSE Euronext	3,474	100,364
People’s United Financial, Inc.	4,669	72,650
Plum Creek Timber Co., Inc.	2,193	67,194
PNC Financial Svcs. Grp., Inc.	6,218	302,133
Principal Financial Grp., Inc.	4,325	118,462
Progressive Corp.*	9,066	150,314
ProLogis	5,905	70,388
Prudential Financial, Inc.	6,289	313,884
Public Storage	1,796	135,131
Regions Financial Corp.	16,487	102,384
Simon Property Group, Inc.	3,780	262,459
SLM Corp.*	6,371	55,555
State Street Corp.	6,522	343,057
SunTrust Banks, Inc.	6,718	151,491
T. Rowe Price Group, Inc.	3,412	155,928
Torchmark Corp.	1,117	48,511
Travelers Cos., Inc.	7,606	374,443
U.S. Bancorp	25,422	555,725
Unum Group	4,461	95,644
Ventas, Inc.	2,081	80,119
Vornado Realty Trust	2,097	135,043
Wells Fargo & Co.	63,192	1,780,751
XL Capital Ltd. Cl A	4,673	81,591
Zions Bancorporation	1,692	30,405
		19,057,054
HEALTH CARE (6.6%)
Abbott Laboratories	20,830	1,030,460
Aetna, Inc.	5,850	162,806
Allergan, Inc.	4,167	236,519
AmerisourceBergen Corp.	3,956	88,535

Amgen, Inc.*	13,485	812,202
Bard (C.R.), Inc.	1,305	102,586
Baxter International, Inc.	8,031	457,847
Becton, Dickinson & Co.	3,189	222,433
Biogen Idec, Inc.*	3,896	196,826
Boston Scientific Corp.*	20,298	214,956
Bristol-Myers Squibb Co.	26,291	592,073
Cardinal Health, Inc.	4,821	129,203
CareFusion Corp.*	2,389	52,080
Celgene Corp.*	6,185	345,742
Cephalon, Inc.*	1,001	58,298
CIGNA Corp.	3,705	104,073
Coventry Health Care, Inc.*	2,109	42,096
DaVita, Inc.*	1,401	79,353
Dentsply International, Inc.	1,982	68,458
Express Scripts, Inc.*	3,689	286,193
Forest Laboratories, Inc.*	4,026	118,525
Genzyme Corp.*	3,670	208,199
Gilead Sciences, Inc.*	12,090	563,152
Hospira, Inc.*	2,185	97,451
Humana, Inc.*	2,287	85,305
IMS Health, Inc.	2,442	37,485
Intuitive Surgical, Inc.*	504	132,174
Johnson & Johnson	36,838	2,243,066
King Pharmaceuticals, Inc.*	3,299	35,530
Laboratory Corp. of America Hldgs.*	1,449	95,199
Life Technologies Corp.*	2,339	108,880
Lilly (Eli) & Co.	13,447	444,154
McKesson Corp.	3,559	211,938
Medco Health Solutions, Inc.*	6,304	348,674
Medtronic, Inc.	14,917	548,946
Merck & Co., Inc.	28,207	892,187
Millipore Corp.*	740	52,044
Mylan, Inc.*	4,041	64,696
Patterson Cos., Inc.*	1,247	33,981
PerkinElmer, Inc.	1,562	30,053
Pfizer, Inc.	88,588	1,466,131
Quest Diagnostics, Inc.	2,113	110,277
Schering-Plough Corp.	21,826	616,585
St. Jude Medical, Inc.*	4,633	180,733
Stryker Corp.	3,759	170,771
Tenet Healthcare Corp.*	5,900	34,692
Thermo Fisher Scientific, Inc.*	5,541	241,975
UnitedHealth Group, Inc.	15,946	399,288
Varian Medical Systems, Inc.*	1,686	71,031
Waters Corp.*	1,289	72,004
Watson Pharmaceuticals, Inc.*	1,393	51,040
WellPoint, Inc.*	6,358	301,115
Wyeth	17,728	861,226
Zimmer Hldgs., Inc.*	2,863	153,027
		16,364,273

INDUSTRIALS (5.2%)
3M Co.	9,351	690,104
Avery Dennison Corp.	1,511	54,411
Boeing Co.	9,748	527,854
Burlington Northern Santa Fe Corp.	3,492	278,766
Caterpillar, Inc.	8,387	430,505
Cintas Corp.	1,736	52,618
CSX Corp.	5,221	218,551
Cummins, Inc.	2,731	122,376
Danaher Corp.	3,464	233,196
Deere & Co.	5,749	246,747
Donnelley (R.R.) & Sons Co.	2,733	58,104
Dover Corp.	2,428	94,109
Dun & Bradstreet Corp.	708	53,327
Eaton Corp.	2,245	127,045
Emerson Electric Co.	10,059	403,165
Equifax, Inc.	1,651	48,110
Expeditors Int’l. of Wash.	2,828	99,404
Fastenal Co.	1,765	68,306
FedEx Corp.	4,213	316,902
Flowserve Corp.	751	74,004
Fluor Corp.	2,390	121,532
General Dynamics Corp.	5,160	333,336
General Electric Co.	141,964	2,331,044
Goodrich Corp.	1,659	90,150
Grainger (W.W.), Inc.	826	73,811
Honeywell International, Inc.	10,000	371,500
Illinois Tool Works, Inc.	5,143	219,658
Iron Mountain, Inc.*	2,429	64,757
ITT Corp.	2,435	126,985
Jacobs Engineering Group, Inc.*	1,666	76,553
L-3 Communications Hldgs., Inc.	1,549	124,416
Lockheed Martin Corp.	4,298	335,588
Masco Corp.	4,909	63,424
Monster Worldwide, Inc.*	1,654	28,912
Norfolk Southern Corp.	4,956	213,653
Northrop Grumman Corp.	4,209	217,816
PACCAR, Inc.	4,903	184,892
Pall Corp.	1,554	50,163
Parker Hannifin Corp.	2,133	110,575
Pitney Bowes, Inc.	2,693	66,921
Precision Castparts Corp.	1,853	188,765
Quanta Services, Inc.*	2,661	58,888
Raytheon Co.	5,181	248,533
Republic Services, Inc.	4,296	114,145
Robert Half Int’l., Inc.	2,005	50,165
Robinson (C.H.) Worldwide, Inc.	2,254	130,169
Rockwell Automation, Inc.	1,903	81,068
Rockwell Collins, Inc.	2,100	106,680
Ryder System, Inc.	746	29,139
Snap-On, Inc.	768	26,696

Southwest Airlines Co.	9,993	95,933
Stanley Works	1,068	45,593
Stericycle, Inc.*	1,139	55,185
Textron, Inc.	3,638	69,049
Union Pacific Corp.	6,704	391,178
United Parcel Service, Inc. Cl B	13,321	752,237
United Technologies Corp.	12,491	761,077
Waste Management, Inc.	6,493	193,621
		12,801,411
INFORMATION TECHNOLOGY (9.3%)
Adobe Systems, Inc.*	6,936	229,165
Advanced Micro Devices, Inc.*	7,727	43,735
Affiliated Computer Svcs., Inc. Cl A*	1,309	70,909
Agilent Technologies, Inc.*	4,707	130,996
Akamai Technologies, Inc.*	2,309	45,441
Altera Corp.	3,917	80,338
Amphenol Corp. Cl A	2,314	87,192
Analog Devices, Inc.	3,928	108,334
Apple, Inc.*	11,928	2,211,093
Applied Materials, Inc.	17,883	239,632
Autodesk, Inc.*	3,085	73,423
Automatic Data Processing, Inc.	6,732	264,568
BMC Software, Inc.*	2,474	92,849
Broadcom Corp. Cl A*	5,708	175,179
CA, Inc.	5,375	118,196
Ciena Corp.*	1,248	20,317
Cisco Systems, Inc.*	77,113	1,815,240
Citrix Systems, Inc.*	2,486	97,526
Cognizant Technology Solutions*	3,923	151,663
Computer Sciences Corp.*	2,024	106,685
Compuware Corp.*	3,176	23,280
Convergys Corp.*	1,608	15,984
Corning, Inc.	21,037	322,076
Dell, Inc.*	23,253	354,841
eBay, Inc.*	14,982	353,725
Electronic Arts, Inc.*	4,359	83,039
EMC Corp.*	27,092	461,648
Fidelity Nat’l. Information Svcs., Inc.	2,590	66,071
Fiserv, Inc.*	2,070	99,774
FLIR Systems, Inc.*	2,035	56,919
Google, Inc.*	3,200	1,586,720
Harris Corp.	1,745	65,612
Hewlett-Packard Co.	31,203	1,473,094
Int’l. Business Machines Corp.	17,522	2,095,806
Intel Corp.	74,599	1,459,902
Intuit, Inc.*	4,296	122,436
Jabil Circuit, Inc.	2,403	32,224
JDS Uniphase Corp.*	2,948	20,960
Juniper Networks, Inc.*	6,975	188,465
KLA-Tencor Corp.	2,264	81,187
Lexmark International, Inc. Cl A*	1,033	22,251

Linear Technology Corp.	2,963	81,868
LSI Corp.*	8,843	48,548
MasterCard, Inc. Cl A	1,271	256,933
McAfee, Inc.*	2,113	92,528
MEMC Electronic Materials, Inc.*	2,906	48,327
Microchip Technology, Inc.	2,450	64,925
Micron Technology, Inc.*	11,361	93,160
Microsoft Corp.	103,502	2,679,662
Molex, Inc.	1,799	37,563
Motorola, Inc.	31,314	268,987
National Semiconductor Corp.	3,141	44,822
NetApp, Inc.*	4,507	120,247
Novell, Inc.*	4,607	20,778
Novellus Systems, Inc.*	1,285	26,959
Nvidia Corp.*	7,365	110,696
Oracle Corp.	51,654	1,076,469
Paychex, Inc.	4,314	125,322
QLogic Corp.*	1,595	27,434
QUALCOMM, Inc.	22,479	1,011,105
Red Hat, Inc.*	2,481	68,575
Salesforce.com, inc.*	1,460	83,118
SanDisk Corp.*	2,947	63,950
Sun Microsystems, Inc.*	10,081	91,636
Symantec Corp.*	11,123	183,196
Tellabs, Inc.*	5,373	37,181
Teradata Corp.*	2,335	64,259
Teradyne, Inc.*	2,280	21,090
Texas Instruments, Inc.	16,692	395,433
Total System Services, Inc.	2,627	42,321
VeriSign, Inc.*	2,606	61,736
Western Digital Corp.*	3,032	110,759
Western Union Co.	9,359	177,072
Xerox Corp.	11,641	90,101
Xilinx, Inc.	3,601	84,335
Yahoo!, Inc.*	16,396	292,013
		23,251,603
MATERIALS (1.8%)
Air Products & Chemicals, Inc.	2,774	215,207
Airgas, Inc.	1,078	52,143
AK Steel Hldg. Corp.	1,480	29,200
Alcoa, Inc.	13,099	171,859
Allegheny Technologies, Inc.	1,328	46,467
Ball Corp.	1,240	61,008
Bemis Co., Inc.	1,428	36,999
CF Industries Hldgs., Inc.	645	55,618
Dow Chemical Co.	15,184	395,847
Du Pont (E.I.) de Nemours & Co.	12,033	386,741
Eastman Chemical Co.	982	52,576
Ecolab, Inc.	3,148	145,532
FMC Corp.	958	53,888
Freeport-McMoRan Copper & Gold, Inc.	5,653	387,852

Int’l. Flavors & Fragrances, Inc.	1,039	39,409
International Paper Co.	5,937	131,980
MeadWestvaco Corp.	2,287	51,023
Monsanto Co.	7,251	561,227
Newmont Mining Corp.	6,658	293,085
Nucor Corp.	4,215	198,147
Owens-Illinois, Inc.*	2,285	84,317
Pactiv Corp.*	1,759	45,822
PPG Industries, Inc.	2,183	127,072
Praxair, Inc.	4,064	331,988
Sealed Air Corp.	2,096	41,144
Sigma-Aldrich Corp.	1,632	88,095
Titanium Metals Corp.	1,144	10,971
United States Steel Corp.	1,922	85,279
Vulcan Materials Co.	1,711	92,514
Weyerhaeuser Co.	2,797	102,510
		4,375,520
TELECOMMUNICATION SERVICES (1.6%)
American Tower Corp. Cl A*	5,233	190,481
AT&T, Inc.	78,037	2,107,779
CenturyTel, Inc.	3,976	133,594
Frontier Communications Corp.	4,124	31,095
MetroPCS Communications, Inc.*	3,352	31,375
Qwest Communications Int’l., Inc.	20,106	76,604
Sprint Nextel Corp.*	37,018	146,221
Verizon Communications, Inc.	38,023	1,150,956
Windstream Corp.	5,783	58,582
		3,926,687
UTILITIES (1.9%)
AES Corp.*	8,879	131,587
Allegheny Energy, Inc.	2,245	59,537
Ameren Corp.	3,141	79,404
American Electric Power Co., Inc.	6,346	196,663
CenterPoint Energy, Inc.	5,173	64,300
CMS Energy Corp.	3,038	40,709
Consolidated Edison, Inc.	3,654	149,595
Constellation Energy Group, Inc.	2,635	85,295
Dominion Resources, Inc.	7,897	272,447
DTE Energy Co.	2,209	77,624
Duke Energy Corp.	17,289	272,129
Dynegy, Inc. Cl A*	6,715	17,123
Edison International	4,316	144,931
Entergy Corp.	2,587	206,598
EQT Corp.	1,772	75,487
Exelon Corp.	8,857	439,484
FirstEnergy Corp.	4,060	185,623
FPL Group, Inc.	5,511	304,373
Integrys Energy Group, Inc.	1,021	36,644
Nicor, Inc.	605	22,137
NiSource, Inc.	3,713	51,574
Northeast Utilities	2,357	55,955

Pepco Hldgs., Inc.	2,957	44,000
PG&E Corp.	4,920	199,211
Pinnacle West Capital Corp.	1,351	44,340
PPL Corp.	5,033	152,701
Progress Energy Enterprise	3,742	146,163
Public Svc. Enterprise Group, Inc.	6,724	211,403
Questar Corp.	2,353	88,379
SCANA Corp.	1,442	50,326
Sempra Energy	3,298	164,273
Southern Co.	10,607	335,924
TECO Energy, Inc.	2,841	40,001
Wisconsin Energy Corp.	1,567	70,781
Xcel Energy, Inc.	6,119	117,730
		4,634,451
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $142,578,422) 50.4%		124,638,291

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	AAA	0.08	12/24/09	1,000,000	999,740
U.S. Treasury Bill (1)	AAA	0.14	11/27/09	500,000	499,893
					1,499,633
COMMERCIAL PAPER (1.5%)
Novartis Finance Corp.†	A-1+	0.03	10/01/09	3,600,000	3,600,000
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $5,099,706) 2.1%					5,099,633

TOTAL INDEXED ASSETS (Cost: $147,678,128) 52.5%					129,737,924

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.9%)
Amazon.com, Inc.*	3,075	287,082
Apollo Group, Inc.*	1,869	137,689
California Pizza Kitchen, Inc.*	28,158	439,828
Comcast Corp. Cl A	32,011	540,666
Deckers Outdoor Corp.*	4,463	378,686
Dillard’s, Inc. Cl A	45,086	635,713
Disney (Walt) Co.	10,484	287,891
Family Dollar Stores, Inc.	10,214	269,650
G-III Apparel Group Ltd.*	21,374	302,442
Grand Canyon Education, Inc.*	16,294	290,522
Gymboree Corp.*	8,341	403,538
Home Depot, Inc.	6,327	168,551
Johnson Controls, Inc.	18,626	476,081
Leapfrog Enterprises, Inc.*	25,765	105,894
McDonald’s Corp.	14,782	843,609
OfficeMax, Inc.	54,503	685,648
Omnicom Group, Inc.	9,015	333,014
P.F. Chang’s China Bistro, Inc.*	7,063	239,930

Pep Boys - Manny, Moe & Jack	25,786	251,929
Rent-A-Center, Inc.*	21,994	415,247
Shutterfly, Inc.*	17,052	283,575
Smith & Wesson Hldg. Corp.*	48,187	252,018
Sonic Corp.*	24,921	275,626
Staples, Inc.	22,693	526,931
Target Corp.	5,153	240,542
Time Warner, Inc.	8,511	244,947
TJX Cos., Inc.	4,271	158,668
Tupperware Brands Corp.	41,027	1,637,798
V.F. Corp.	4,537	328,615
WMS Industries, Inc.*	11,855	528,259
Wolverine World Wide, Inc.	10,585	262,931
		12,233,520
CONSUMER STAPLES (3.0%)
American Italian Pasta Co. Cl A*	29,394	798,929
Casey’s General Stores, Inc.	10,770	337,963
Chattem, Inc.*	4,381	290,942
Clorox Co.	4,673	274,866
Colgate-Palmolive Co.	4,612	351,803
Constellation Brands, Inc. Cl A*	11,372	172,286
CVS Caremark Corp.	18,213	650,933
Darling International, Inc.*	15,792	116,071
General Mills, Inc.	7,762	499,718
Great Atlantic & Pacific Tea Co., Inc.*	48,089	428,473
Heinz (H.J.) Co.	5,123	203,639
Kraft Foods, Inc. Cl A	9,060	238,006
Lance, Inc.	6,693	172,813
PepsiCo, Inc.	15,162	889,403
Proctor & Gamble Co.	13,901	805,146
Vector Group Ltd.	10,792	168,138
Wal-Mart Stores, Inc.	21,152	1,038,352
		7,437,481
ENERGY (4.1%)
Apache Corp.	3,036	278,796
Arena Resources, Inc.*	4,949	175,690
Brigham Exploration Co.*	37,410	339,683
Carrizo Oil and Gas, Inc.*	12,202	298,827
Chevron Corp.	10,887	766,771
CNX Gas Corp.*	5,857	179,810
ConocoPhillips	8,636	390,002
Consol Energy, Inc.	4,670	210,664
Dril-Quip, Inc.*	4,919	244,179
Ellora Energy, Inc.†	21,800	141,700
Exxon Mobil Corp.	31,652	2,171,644
Halliburton Co.	18,320	496,838
ION Geophysical Corp.*	15,260	53,715
MarkWest Energy Partners LP	18,487	436,848
McMoRan Exploration Co.*	76,873	580,391
Noble Energy, Inc.	4,392	289,696
Occidental Petroleum Corp.	9,008	706,227
Range Resources Corp.	5,166	254,994
Schlumberger Ltd.	7,610	453,556
Southwestern Energy Co.*	3,682	157,148
Superior Well Services, Inc.*	6,398	61,933
T-3 Energy Services, Inc.*	18,352	361,534
Trico Marine Services, Inc.*	21,174	163,463
Valero Energy Corp.	3,417	66,256

Willbros Group, Inc.*	30,522	464,850
Williams Cos., Inc.	11,219	200,484
XTO Energy, Inc.	3,698	152,801
		10,098,500
FINANCIALS (7.5%)
Aflac, Inc.	6,086	260,116
AmTrust Financial Svcs., Inc.	8,420	96,072
Aon Corp.	4,554	185,302
Ashford Hospitality Trust, Inc.	74,796	258,794
Aspen Insurance Hldgs. Ltd.	15,963	422,541
BancFirst Corp.	4,173	154,109
Bank Mutual Corp.	43,684	386,167
Bank of America Corp.	45,381	767,847
Bank of Marin Bancorp*	2,160	67,673
Bank of New York Mellon Corp.	12,780	370,492
Brookline Bancorp, Inc.	42,841	416,415
Bryn Mawr Bank Corp.*	1,780	31,097
CapLease, Inc.	8,342	33,618
Chubb Corp.	7,597	382,965
Citigroup, Inc.	64,119	310,336
CME Group, Inc.	1,265	389,860
DiamondRock Hospitality Co.*	21,580	174,798
Dime Community Bancshares*	7,530	86,068
Ellington Financial LLC†***	21,000	420,000
FBR Capital Markets Corp.*	14,700	87,171
Federated Investors, Inc. Cl B	10,534	277,782
FelCor Lodging Trust, Inc.	19,092	86,487
First Financial Bancorp.*	14,110	170,026
First Niagara Financial Group,	23,771	293,096
Forest City Enterprises, Inc. Cl A*	13,840	185,041
Franklin Resources, Inc.	3,884	390,730
Glacier Bancorp, Inc.	22,771	340,199
Goldman Sachs Group, Inc.	4,429	816,486
Highwoods Properties, Inc.	14,119	444,043
IBERIABANK Corp.	3,986	181,602
iShares Russell 2000 Growth Index Fund	4,850	317,724
JPMorgan Chase & Co.	24,065	1,054,528
Marlin Business Svcs. Corp.*	21,505	175,911
Meadowbrook Insurance Group, Inc.	48,627	359,840
Medical Properties Trust, Inc.	10,626	82,989
MFA Financial, Inc.	49,592	394,752
Mid-America Apt. Communities, Inc.	4,854	219,061
National Penn Bancshares, Inc.	13,020	79,552
National Retail Pptys., Inc.	7,067	151,728
NewAlliance Bancshares, Inc.	35,271	377,400
Pennsylvania REIT	17,102	130,146
PHH Corp.*	7,530	149,395
PMA Capital Corp. Cl A*	35,366	201,233
ProAssurance Corp.*	8,029	419,034
Progressive Corp.*	20,086	333,026
ProLogis	9,209	109,771
PS Business Parks, Inc.	4,158	213,389
Realty Income Corp.	14,166	363,358
S.Y. Bancorp, Inc.	17,714	409,016
SeaBright Insurance Hldgs., Inc.*	34,488	393,853
Senior Housing Pptys. Trust	30,208	577,275
Signature Bank*	13,225	383,525
SPDR KBW	7,694	164,036
Stifel Financial Corp.*	5,741	315,181

T. Rowe Price Group, Inc.	6,039	275,982
Tower Group, Inc.	9,794	238,876
Travelers Cos., Inc.	4,873	239,898
Trico Bancshares	6,362	104,337
U.S. Bancorp	19,482	425,877
United Westen Bancorp, Inc.*	63,470	251,976
Vintage Wine Trust, Inc.†***	45,820	0
Walter Investment Management Corp.*	2,566	41,107
Wells Fargo & Co.	22,651	638,305
Westamerica Bancorporation	8,454	439,608
Westfield Financial, Inc.	22,825	193,328
		18,711,950
HEALTH CARE (6.4%)
Abbott Laboratories	22,752	1,125,541
Abiomed, Inc.*	43,029	417,812
Acorda Therapeutics, Inc.*	7,205	167,732
Aetna, Inc.	5,367	149,364
Allied Healthcare Int’l., Inc.*	10,584	29,635
Almost Family, Inc.*	8,294	246,747
Alnylam Pharmaceuticals, Inc.*	4,804	108,955
Alphatec Hldgs., Inc.*	111,670	513,682
American Medical Systems Hldgs., Inc.*	11,321	191,551
AmerisourceBergen Corp.	16,614	371,821
Amgen, Inc.*	3,048	183,581
Animal Health Int’l., Inc.*	11,668	24,736
Athenahealth, Inc.*	4,682	179,648
Auxilium Pharmaceuticals, Inc.*	5,430	185,760
Baxter International, Inc.	8,387	478,143
Celgene Corp.*	8,851	494,771
Conceptus, Inc.*	26,470	490,754
Cyberonics, Inc.*	8,475	135,092
Emergent Biosolutions, Inc.*	12,046	212,732
Enzon Pharmaceuticals, Inc.*	129,540	1,068,705
ev3, Inc.*	17,386	214,022
Exelixis, Inc.*	41,360	263,877
Genoptix, Inc.*	8,885	309,020
Geron Corp.*	11,984	78,615
Gilead Sciences, Inc.*	17,770	827,727
Human Genome Sciences, Inc.*	9,825	184,907
Inspire Pharmaceuticals, Inc.*	24,629	128,563
Johnson & Johnson	25,539	1,555,070
Laboratory Corp. of America Hldgs.*	4,565	299,921
Luminex Corp.*	6,079	103,343
Magellan Health Svcs., Inc.*	9,051	281,124
McKesson Corp.	6,739	401,307
MedAssets, Inc.*	13,763	310,631
Medco Health Solutions, Inc.*	3,267	180,698
Medicines Co.*	8,636	95,082
Medivation, Inc.*	6,356	172,502
Medtronic, Inc.	8,606	316,701
Merck & Co., Inc.	9,519	301,086
Mylan, Inc.*	9,696	155,233
Neogen Corp.*	11,581	373,950
Omnicell, Inc.*	21,022	234,185
Onyx Pharmaceuticals, Inc.*	7,625	228,521
Optimer Pharmaceuticals, Inc.*	8,030	108,646
OSI Pharmaceuticals, Inc. - rights*	1,570	0
Regeneron Pharmaceuticals, Inc.*	4,033	77,837
Salix Pharmaceuticals Ltd.*	2,175	46,241

Schering-Plough Corp.	24,840	701,730
Seattle Genetics, Inc.*	18,360	257,591
St. Jude Medical, Inc.*	5,500	214,555
STERIS Corp.	10,264	312,539
Transition Therapeutics, Inc.*	6,800	55,284
Varian, Inc.*	3,712	189,535
		15,756,805
INDUSTRIALS (5.9%)
ACCO Brands Corp.*	15,302	110,480
Actuant Corp. Cl A	23,160	371,950
Aircastle Ltd.	30,839	298,213
Alaska Air Group, Inc.*	21,440	574,378
Astec Industries, Inc.*	10,560	268,963
AZZ, Inc.*	20,627	828,587
Belden, Inc.	6,380	147,378
Burlington Northern Santa Fe Corp.	3,752	299,522
CDI Corp.*	4,180	58,729
Cornell Cos., Inc.*	12,197	273,701
CRA International, Inc.*	4,370	119,257
Cummins, Inc.	9,542	427,577
Curtiss-Wright Corp.	4,770	162,800
Deluxe Corp.	7,514	128,489
Encore Wire Corp.	15,462	345,421
Expeditors Int’l. of Wash.	12,327	433,294
Flowserve Corp.	3,438	338,781
General Electric Co.	71,620	1,176,000
Genesee & Wyoming, Inc. Cl A*	21,254	644,421
Graham Corp.	14,244	221,494
Hub Group, Inc. Cl A*	8,695	198,681
Illinois Tool Works, Inc.	7,283	311,057
JetBlue Airways Corp*	20,814	124,468
Kaydon Corp.	11,882	385,214
Lockheed Martin Corp.	3,628	283,274
Miller Industries, Inc.*	10,540	115,940
Mueller Industries, Inc.	29,878	713,188
Northrop Grumman Corp.	4,628	239,499
Old Dominion Freight Line, Inc.*	22,323	679,289
Orion Marine Group, Inc.*	17,517	359,799
Powell Industries, Inc.*	5,027	192,987
RBC Bearings, Inc.*	8,302	193,686
Robbins & Myers, Inc.	6,744	158,349
Southwest Airlines Co.	27,766	266,554
Spherion Corp.*	56,356	349,971
Stanley, Inc.*	7,286	187,396
Sun Hydraulics Corp.	12,492	263,082
Teledyne Technologies, Inc.*	3,507	126,217
Tutor Perini Corp.*	29,556	629,543
Union Pacific Corp.	5,205	303,712
United Parcel Service, Inc. Cl B	10,821	611,062
United Technologies Corp.	9,103	554,646
		14,477,049
INFORMATION TECHNOLOGY (8.6%)
Actel Corp.*	11,675	142,085
Anixter International, Inc.*	5,682	227,905
Apple, Inc.*	7,285	1,350,420
Applied Materials, Inc.	22,008	294,907
Ariba, Inc.*	10,267	119,097
Arris Group, Inc.*	16,811	218,711

Autodesk, Inc.*	7,306	173,883
Automatic Data Processing, Inc.	8,431	331,338
Avocent Corp.*	8,850	179,390
Broadcom Corp. Cl A*	8,111	248,927
Ceragon Networks Ltd.*	18,318	154,970
Cirrus Logic, Inc.*	24,669	137,160
Cisco Systems, Inc.*	36,702	863,965
Coherent, Inc.*	10,412	242,808
Commvault Systems, Inc.*	12,169	252,507
comScore, Inc.*	7,016	126,358
CyberSource Corp.*	7,276	121,291
DemandTec, Inc.*	43,595	384,944
EMC Corp.*	15,219	259,332
FormFactor, Inc.*	19,637	469,717
Global Cash Access Hldgs., Inc.*	96,221	703,376
Google, Inc.*	1,606	796,335
Hewlett-Packard Co.	19,478	919,556
Informatica Corp.*	15,727	355,116
Int’l. Business Machines Corp.	8,939	1,069,194
Intel Corp.	24,984	488,937
Lawson Software, Inc.*	21,202	132,300
LogMeIn, Inc.*	4,332	79,319
MasterCard, Inc. Cl A	504	101,884
MEMC Electronic Materials, Inc.*	3,495	58,122
Microsemi Corp.*	27,333	431,588
Microsoft Corp.	48,284	1,250,073
MKS Instruments, Inc.*	23,775	458,620
Monolithic Power Systems, Inc.*	11,201	262,663
Monotype Imaging Hldgs., Inc.*	12,528	105,360
Oracle Corp.	29,277	610,133
Parametric Technology Corp.*	39,706	548,737
Plexus Corp.*	20,246	533,280
Polycom, Inc.*	6,725	179,894
QUALCOMM, Inc.	14,313	643,799
Riverbed Technology, Inc.*	8,466	185,913
Rogers Corp.*	6,896	206,673
Salary.com, Inc.*	45,309	144,083
Sapient Corp.*	16,125	129,645
ScanSource, Inc.*	6,283	177,935
Semtech Corp.*	33,131	563,558
Solera Hldgs., Inc.*	7,254	225,672
Sourcefire, Inc.*	16,449	353,160
Starent Networks Corp.*	7,143	181,575
SuccessFactors, Inc.*	14,277	200,877
Super Micro Computer, Inc.*	21,550	182,313
Sybase, Inc.*	17,042	662,934
Synaptics, Inc.*	5,825	146,790
Take-Two Interactive Software, Inc.	18,060	202,453
Tech Data Corp.*	2,658	110,599
TIBCO Software, Inc.*	57,130	542,164
TNS, Inc.*	9,119	249,861
Virtusa Corp.*	17,685	167,831
VistaPrint Ltd.*	1,975	100,231
Websense, Inc.*	33,433	561,674
Yahoo!, Inc.*	7,322	130,405
		21,454,347
MATERIALS (2.7%)
Allied Nevada Gold Corp.*	13,075	128,004
Ball Corp.	6,964	342,629

Commercial Metals Co.	29,339	525,168
Crown Hldgs., Inc.*	42,533	1,156,898
Cytec Industries, Inc.	11,271	365,969
Dow Chemical Co.	14,268	371,967
Eastman Chemical Co.	5,705	305,446
Freeport-McMoRan Copper & Gold, Inc.	4,877	334,611
Innophos Hldgs., Inc.	11,617	214,915
Louisiana-Pacific Corp.*	24,930	166,283
Monsanto Co.	5,589	432,589
NewMarket Corp.	2,717	252,790
Silgan Hldgs., Inc.	16,770	884,282
Taseko Mines Ltd.*	103,734	269,708
US Gold Corp.*	137,950	398,676
Vista Gold Corp.*	35,344	84,119
Walter Energy, Inc.	5,701	342,402
Zep, Inc.	13,365	217,181
		6,793,637
TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	30,183	815,243
CenturyTel, Inc.	10,958	368,189
Consolidated Comms. Hldgs., Inc.	31,938	511,327
Iowa Telecommunications Svcs., Inc.	18,518	233,327
MetroPCS Communications, Inc.*	17,354	162,433
Syniverse Hldgs., Inc.*	31,200	546,000
		2,636,519
UTILITIES (1.6%)
Avista Corp.	33,756	682,546
Black Hills Corp.	6,072	152,832
Dominion Resources, Inc.	11,827	408,032
Edison International	3,318	111,418
Entergy Corp.	1,846	147,422
Exelon Corp.	4,908	243,535
FirstEnergy Corp.	5,048	230,795
FPL Group, Inc.	3,782	208,880
IDACORP, Inc.	2,533	72,925
Northwest Natural Gas Co.	4,969	207,009
PNM Resources, Inc.	15,410	179,989
Public Svc. Enterprise Group, Inc.	4,555	143,209
Sempra Energy	6,154	306,531
Unisource Energy Corp.	13,831	425,303
Westar Energy, Inc.	16,990	331,475
		3,851,901
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $111,709,077) 45.8%		113,451,709

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(4)	NR	7.25	07/15/10	460,000	0
TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.0%					0

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.8%)
Novartis Finance Corp.†	A-1+	0.03	10/01/09	2,000,000	2,000,000
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $2,000,000) 0.8%					2,000,000

TOTAL ACTIVE ASSETS (Cost: $114,169,077) 46.6%					115,451,709

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,082,600) 0.4%					1,082,600

TOTAL INVESTMENTS (Cost: $262,929,805) 99.5%					246,272,233

OTHER NET ASSETS 0.5%					1,346,951

NET ASSETS 100.0%					$247,619,184

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.2%)
Dillard’s, Inc. Cl A	262,583	3,702,420
Pep Boys - Manny, Moe & Jack	149,938	1,464,894
Rent-A-Center, Inc.*	127,026	2,398,251
Tupperware Brands Corp.	165,753	6,616,857
Wolverine World Wide, Inc.	61,665	1,531,759
		15,714,181
CONSUMER STAPLES (4.9%)
American Italian Pasta Co. Cl A*	170,887	4,644,709
Casey’s General Stores, Inc.	22,308	700,025
Great Atlantic & Pacific Tea Co., Inc.*	280,895	2,502,774
Vector Group Ltd.	108,071	1,683,740
		9,531,248
ENERGY (4.9%)
CNX Gas Corp.*	33,807	1,037,875
Ellora Energy, Inc.†	119,800	778,700
ION Geophysical Corp.*	88,680	312,154
MarkWest Energy Partners LP	84,471	1,996,050
McMoRan Exploration Co.*	248,630	1,877,157
Superior Well Services, Inc.*	36,739	355,634
T-3 Energy Services, Inc.*	45,023	886,953
Trico Marine Services, Inc.*	123,176	950,919
Willbros Group, Inc.*	82,160	1,251,297
		9,446,739
FINANCIALS (29.0%)
AmTrust Financial Svcs., Inc.	48,550	553,956
Ashford Hospitality Trust, Inc.	415,444	1,437,436
Aspen Insurance Hldgs. Ltd.	92,870	2,458,269
BancFirst Corp.	24,088	889,570
Bank Mutual Corp.	252,304	2,230,367
Bank of Marin Bancorp*	12,590	394,445
Brookline Bancorp, Inc.	247,394	2,404,670
Bryn Mawr Bank Corp.*	10,340	180,640
CapLease, Inc.	45,534	183,502
DiamondRock Hospitality Co.*	125,560	1,017,036
Dime Community Bancshares*	43,830	500,977
Ellington Financial LLC†***	123,900	2,478,000
FBR Capital Markets Corp.*	81,490	483,236
FelCor Lodging Trust, Inc.	110,979	502,735
First Niagara Financial Group,	137,256	1,692,366
Forest City Enterprises, Inc. Cl A*	80,530	1,076,686
Glacier Bancorp, Inc.	133,149	1,989,246
Highwoods Properties, Inc.	80,296	2,525,309
IBERIABANK Corp.	23,020	1,048,791
Marlin Business Svcs. Corp.*	124,218	1,016,103
Meadowbrook Insurance Group, Inc.	276,483	2,045,974
Medical Properties Trust, Inc.	61,392	479,472
MFA Financial, Inc.	290,507	2,312,436
Mid-America Apt. Communities, Inc.	27,613	1,246,175
National Penn Bancshares, Inc.	75,740	462,771
National Retail Pptys., Inc.	40,810	876,191
NewAlliance Bancshares, Inc.	203,711	2,179,708
Pennsylvania REIT	99,444	756,769
PHH Corp.*	43,820	869,389
PMA Capital Corp. Cl A*	205,703	1,170,450

ProAssurance Corp.*	45,656	2,382,787
Realty Income Corp.	81,030	2,078,420
S.Y. Bancorp, Inc.	67,746	1,564,255
SeaBright Insurance Hldgs., Inc.*	198,956	2,272,078
Senior Housing Pptys. Trust	100,291	1,916,561
Signature Bank*	30,667	889,343
SPDR KBW	44,800	955,136
Trico Bancshares	36,742	602,569
United Westen Bancorp, Inc.*	369,287	1,466,069
Vintage Wine Trust, Inc.†***	246,840	0
Walter Investment Management Corp.*	14,831	237,593
Westamerica Bancorporation	48,835	2,539,420
Westfield Financial, Inc.	131,795	1,116,304
		55,483,210
HEALTH CARE (4.5%)
Abiomed, Inc.*	33,482	325,110
Allied Healthcare Int’l., Inc.*	61,582	172,430
Alphatec Hldgs., Inc.*	318,168	1,463,573
American Medical Systems Hldgs., Inc.*	64,546	1,092,118
Animal Health Int’l., Inc.*	67,790	143,715
Conceptus, Inc.*	90,602	1,679,761
Enzon Pharmaceuticals, Inc.*	440,855	3,637,054
		8,513,761
INDUSTRIALS (16.2%)
Actuant Corp. Cl A	129,150	2,074,149
Aircastle Ltd.	180,718	1,747,543
Alaska Air Group, Inc.*	124,900	3,346,071
AZZ, Inc.*	58,176	2,336,930
CDI Corp.*	24,330	341,837
Cornell Cos., Inc.*	71,288	1,599,703
CRA International, Inc.*	25,232	688,581
Encore Wire Corp.	89,890	2,008,143
Genesee & Wyoming, Inc. Cl A*	73,434	2,226,519
Kaydon Corp.	69,087	2,239,801
Miller Industries, Inc.*	61,410	675,510
Mueller Industries, Inc.	174,672	4,169,421
Old Dominion Freight Line, Inc.*	80,465	2,448,550
Orion Marine Group, Inc.*	101,165	2,077,929
Spherion Corp.*	186,900	1,160,649
Tutor Perini Corp.*	87,507	1,863,899
		31,005,235
INFORMATION TECHNOLOGY (9.6%)
Anixter International, Inc.*	32,803	1,315,728
Cirrus Logic, Inc.*	143,660	798,750
Coherent, Inc.*	60,160	1,402,931
DemandTec, Inc.*	53,232	470,039
Global Cash Access Hldgs., Inc.*	240,733	1,759,758
Informatica Corp.*	13,536	305,643
Microsemi Corp.*	61,690	974,085
MKS Instruments, Inc.*	77,214	1,489,458
Parametric Technology Corp.*	87,014	1,202,533
Plexus Corp.*	37,310	982,745
Semtech Corp.*	97,100	1,651,671
Sybase, Inc.*	50,301	1,956,709
Take-Two Interactive Software, Inc.	29,090	326,099
Tech Data Corp.*	15,349	638,672

TIBCO Software, Inc.*	203,133	1,927,732
Websense, Inc.*	70,437	1,183,342
		18,385,895
MATERIALS (11.0%)
Commercial Metals Co.	169,390	3,032,081
Crown Hldgs., Inc.*	247,799	6,740,128
Cytec Industries, Inc.	65,093	2,113,570
Louisiana-Pacific Corp.*	145,216	968,591
Silgan Hldgs., Inc.	72,740	3,835,580
Taseko Mines Ltd.*	583,762	1,517,781
US Gold Corp.*	177,546	513,108
Vista Gold Corp.*	102,593	244,171
Walter Energy, Inc.	33,170	1,992,190
		20,957,200
TELECOMMUNICATION SERVICES (2.3%)
Consolidated Comms. Hldgs., Inc.	67,748	1,084,645
Iowa Telecommunications Svcs., Inc.	106,466	1,341,472
Syniverse Hldgs., Inc.*	109,984	1,924,720
		4,350,837
UTILITIES (5.5%)
Avista Corp.	123,693	2,501,072
Black Hills Corp.	34,503	868,441
IDACORP, Inc.	14,650	421,774
Northwest Natural Gas Co.	28,283	1,178,270
PNM Resources, Inc.	88,294	1,031,274
Unisource Energy Corp.	79,227	2,436,230
Westar Energy, Inc.	102,400	1,997,824
		10,434,885
TOTAL COMMON STOCKS (Cost: $184,257,476) 96.1%		183,823,191

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(4)	NR	7.25	07/15/10	1,890,000	0
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.0%					0

SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.1%)
Novartis Finance Corp.†	A-1+	0.03	10/01/09	4,100,000	4,100,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,100,000) 2.1%					4,100,000

TOTAL INVESTMENTS (Cost: $190,247,476) 98.2%					187,923,191

OTHER NET ASSETS 1.8%					3,343,276

NET ASSETS 100.0%					$191,266,467

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.0%)
California Pizza Kitchen, Inc.*	162,973	2,545,638
Deckers Outdoor Corp.*	25,767	2,186,330
G-III Apparel Group Ltd.*	123,708	1,750,468
Grand Canyon Education, Inc.*	94,292	1,681,226
Gymboree Corp.*	48,163	2,330,126
Leapfrog Enterprises, Inc.*	149,205	613,233
OfficeMax, Inc.	315,423	3,968,016
P.F. Chang’s China Bistro, Inc.*	40,853	1,387,776
Shutterfly, Inc.*	98,631	1,640,234
Smith & Wesson Hldg. Corp.*	278,867	1,458,474
Sonic Corp.*	144,206	1,594,918
Tupperware Brands Corp.	72,672	2,901,066
WMS Industries, Inc.*	68,584	3,056,102
		27,113,607
CONSUMER STAPLES (3.1%)
Casey’s General Stores, Inc.	40,278	1,263,924
Chattem, Inc.*	25,339	1,682,763
Darling International, Inc.*	91,354	671,452
Lance, Inc.	38,754	1,000,628
Vector Group Ltd.	62,403	972,232
		5,590,999
ENERGY (6.0%)
Arena Resources, Inc.*	28,638	1,016,649
Brigham Exploration Co.*	216,447	1,965,339
Carrizo Oil and Gas, Inc.*	70,669	1,730,684
Dril-Quip, Inc.*	28,379	1,408,734
MarkWest Energy Partners LP	23,075	545,262
McMoRan Exploration Co.*	197,295	1,489,577
T-3 Energy Services, Inc.*	61,476	1,211,077
Willbros Group, Inc.*	94,095	1,433,067
		10,800,389
FINANCIALS (6.0%)
First Financial Bancorp.*	81,726	984,798
iShares Russell 2000 Growth Index Fund	28,025	1,835,918
PS Business Parks, Inc.	24,075	1,235,529
S.Y. Bancorp, Inc.	35,232	813,507
Senior Housing Pptys. Trust	72,836	1,391,896
Signature Bank*	46,036	1,335,044
Stifel Financial Corp.*	33,203	1,822,845
Tower Group, Inc.	56,692	1,382,718
		10,802,255
HEALTH CARE (20.9%)
Abiomed, Inc.*	214,271	2,080,571
Acorda Therapeutics, Inc.*	41,732	971,521
Almost Family, Inc.*	47,619	1,416,665
Alnylam Pharmaceuticals, Inc.*	27,845	631,525
Alphatec Hldgs., Inc.*	330,995	1,522,577
Athenahealth, Inc.*	27,088	1,039,367
Auxilium Pharmaceuticals, Inc.*	31,467	1,076,486
Conceptus, Inc.*	63,619	1,179,496
Cyberonics, Inc.*	49,100	782,654
Emergent Biosolutions, Inc.*	69,729	1,231,414

Enzon Pharmaceuticals, Inc.*	313,373	2,585,327
ev3, Inc.*	100,577	1,238,103
Exelixis, Inc.*	239,372	1,527,193
Genoptix, Inc.*	51,414	1,788,179
Geron Corp.*	69,379	455,126
Human Genome Sciences, Inc.*	56,936	1,071,536
Inspire Pharmaceuticals, Inc.*	142,500	743,850
Luminex Corp.*	35,253	599,301
Magellan Health Svcs., Inc.*	52,365	1,626,457
MedAssets, Inc.*	79,566	1,795,805
Medicines Co.*	49,985	550,335
Medivation, Inc.*	36,814	999,132
Neogen Corp.*	67,044	2,164,851
Omnicell, Inc.*	121,687	1,355,593
Onyx Pharmaceuticals, Inc.*	44,134	1,322,696
Optimer Pharmaceuticals, Inc.*	46,492	629,037
Regeneron Pharmaceuticals, Inc.*	23,282	449,343
Salix Pharmaceuticals Ltd.*	12,625	268,408
Seattle Genetics, Inc.*	106,821	1,498,699
STERIS Corp.	59,364	1,807,634
Transition Therapeutics, Inc.*	39,350	319,916
Varian, Inc.*	21,490	1,097,279
		37,826,076
INDUSTRIALS (12.4%)
ACCO Brands Corp.*	88,512	639,057
Astec Industries, Inc.*	61,229	1,559,503
AZZ, Inc.*	59,041	2,371,677
Belden, Inc.	36,953	853,614
Curtiss-Wright Corp.	27,651	943,729
Deluxe Corp.	43,574	745,115
Genesee & Wyoming, Inc. Cl A*	49,431	1,498,748
Graham Corp.	82,482	1,282,595
Hub Group, Inc. Cl A*	50,281	1,148,921
JetBlue Airways Corp*	120,472	720,423
Old Dominion Freight Line, Inc.*	49,607	1,509,541
Powell Industries, Inc.*	29,017	1,113,963
RBC Bearings, Inc.*	48,100	1,122,173
Robbins & Myers, Inc.	39,076	917,504
Spherion Corp.*	138,846	862,234
Stanley, Inc.*	42,133	1,083,661
Sun Hydraulics Corp.	72,451	1,525,818
Teledyne Technologies, Inc.*	20,323	731,425
Tutor Perini Corp.*	84,321	1,796,037
		22,425,738
INFORMATION TECHNOLOGY (27.8%)
Actel Corp.*	67,570	822,327
Ariba, Inc.*	59,446	689,574
Arris Group, Inc.*	97,325	1,266,198
Avocent Corp.*	51,219	1,038,209
Ceragon Networks Ltd.*	105,984	896,625
Commvault Systems, Inc.*	70,341	1,459,576
comScore, Inc.*	40,611	731,404
CyberSource Corp.*	42,180	703,141
DemandTec, Inc.*	199,352	1,760,278
FormFactor, Inc.*	113,649	2,718,484
Global Cash Access Hldgs., Inc.*	314,120	2,296,217
Informatica Corp.*	77,409	1,747,895
Lawson Software, Inc.*	122,639	765,267

LogMeIn, Inc.*	25,134	460,204
Microsemi Corp.*	96,813	1,528,677
MKS Instruments, Inc.*	60,954	1,175,803
Monolithic Power Systems, Inc.*	64,866	1,521,108
Monotype Imaging Hldgs., Inc.*	72,545	610,103
Parametric Technology Corp.*	143,113	1,977,822
Plexus Corp.*	80,151	2,111,177
Polycom, Inc.*	38,925	1,041,244
Riverbed Technology, Inc.*	49,042	1,076,962
Rogers Corp.*	39,913	1,196,193
Salary.com, Inc.*	262,206	833,815
Sapient Corp.*	93,275	749,931
ScanSource, Inc.*	36,380	1,030,282
Semtech Corp.*	95,282	1,620,747
Solera Hldgs., Inc.*	41,942	1,304,816
Sourcefire, Inc.*	95,224	2,044,459
Starent Networks Corp.*	41,405	1,052,515
SuccessFactors, Inc.*	82,574	1,161,816
Super Micro Computer, Inc.*	124,725	1,055,174
Sybase, Inc.*	48,253	1,877,042
Synaptics, Inc.*	33,688	848,938
Take-Two Interactive Software, Inc.	75,532	846,714
TIBCO Software, Inc.*	117,500	1,115,075
TNS, Inc.*	52,706	1,444,144
Virtusa Corp.*	102,363	971,425
VistaPrint Ltd.*	11,438	580,479
Websense, Inc.*	123,363	2,072,498
		50,204,358
MATERIALS (4.4%)
Allied Nevada Gold Corp.*	75,750	741,593
Innophos Hldgs., Inc.	67,192	1,243,052
NewMarket Corp.	15,729	1,463,426
Silgan Hldgs., Inc.	23,130	1,219,645
US Gold Corp.*	621,532	1,796,227
Vista Gold Corp.*	102,590	244,164
Zep, Inc.	77,336	1,256,710
		7,964,817
TELECOMMUNICATION SERVICES (1.7%)
Consolidated Comms. Hldgs., Inc.	115,830	1,854,438
Syniverse Hldgs., Inc.*	71,529	1,251,758
		3,106,196
UTILITIES (0.8%)
Avista Corp.	69,526	1,405,816

TOTAL COMMON STOCKS (Cost: $158,517,176) 98.1%		177,240,251

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.2%)
United Parcel Services, Inc.†	A-1+	0.02	10/01/09	3,900,000	3,900,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,900,000) 2.2%					3,900,000

TOTAL INVESTMENTS (Cost: $162,417,176) 100.3%					181,140,251

OTHER NET ASSETS -0.3%					(450,782)

NET ASSETS 100.0%					$180,689,469

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.6%)
Black & Decker Corp.	4,570	211,545
Burger King Hldgs., Inc.	17,480	307,473
CBS Corp. Cl B	14,970	180,389
Discovery Communications, Inc. Cl C*	5,662	147,382
DreamWorks Animation SKG Cl A*	6,790	241,520
Fortune Brands, Inc.	5,235	225,000
GameStop Corp. Cl A*	10,540	278,994
Mohawk Industries, Inc.*	4,857	231,630
Newell Rubbermaid, Inc.	11,011	172,763
Penney (J.C.) Co., Inc.	3,634	122,648
PetSmart, Inc.	9,646	209,801
Polo Ralph Lauren Corp.	6,287	481,710
Rent-A-Center, Inc.*	11,925	225,144
V.F. Corp.	9,831	712,057
		3,748,056
CONSUMER STAPLES (6.1%)
Avon Products, Inc.	7,716	262,035
Clorox Co.	5,345	314,393
Coca-Cola Enterprises, Inc.	17,931	383,903
J.M. Smucker Co.	5,185	274,857
Ralcorp Hldgs., Inc.*	3,121	182,485
Safeway, Inc.	17,280	340,762
Vector Group Ltd.	39,703	618,566
		2,377,001
ENERGY (8.5%)
Arch Coal, Inc.	17,840	394,799
CNX Gas Corp.*	11,097	340,678
Denbury Resources, Inc.*	21,020	318,033
Noble Energy, Inc.	8,310	548,128
Pride International, Inc.*	15,300	465,732
Range Resources Corp.	14,211	701,455
Seahawk Drilling, Inc.*	1,020	31,712
Spectra Energy Corp.	17,321	328,060
TEPPCO Partners LP	5,020	174,294
		3,302,891
FINANCIALS (25.1%)
American Financial Group, Inc.	22,287	568,319
Ameriprise Financial, Inc.	15,376	558,610
Annaly Capital Mgmt., Inc.	17,048	309,251
Aon Corp.	12,975	527,953
Associated Banc-Corp.	16,861	192,553
Assurant, Inc.	7,564	242,502
BOK Financial Corp.	11,721	542,917
Boston Properties, Inc.	5,770	378,224
Developers Diversified Realty Corp.	12,145	112,220
Discover Financial Svcs.	5,967	96,844
Equity Residential	16,783	515,238
Everest Re Group Ltd.	2,416	211,883
Fulton Financial Corp.	39,399	289,977
Genworth Financial, Inc. Cl A	17,034	203,556
HCC Insurance Hldgs., Inc.	5,020	137,297
Host Hotels & Resorts, Inc.	33,353	392,565
iShares Russell Midcap Index Fund	4,830	377,851

iShares Russell Midcap Value Index Fd.	10,710	379,348
Marsh & McLennan Cos., Inc.	12,252	302,992
National Retail Pptys., Inc.	16,280	349,532
People’s United Financial, Inc.	40,023	622,758
Principal Financial Grp., Inc.	6,644	181,979
Progressive Corp.*	17,732	293,997
ProLogis	32,068	382,251
Public Storage	5,050	379,962
SPDR KBW	7,420	158,194
StanCorp Financial Group, Inc.	12,752	514,798
Vornado Realty Trust	9,688	624,022
		9,847,593
HEALTH CARE (5.1%)
AmerisourceBergen Corp.	17,434	390,173
CIGNA Corp.	11,344	318,653
Hospira, Inc.*	9,214	410,944
Laboratory Corp. of America Hldgs.*	4,550	298,935
Mettler-Toledo Int’l., Inc.*	4,944	447,877
Mylan, Inc.*	8,800	140,888
		2,007,470
INDUSTRIALS (11.2%)
Alliant TechSystems, Inc.*	4,777	371,889
Con-way, Inc.	7,320	280,502
Donnelley (R.R.) & Sons Co.	21,092	448,416
General Cable Corp.*	11,630	455,315
ITT Corp.	4,899	255,483
Joy Global, Inc.	8,110	396,903
Kirby Corp.*	13,650	502,593
L-3 Communications Hldgs., Inc.	3,310	265,859
Lincoln Electric Hldgs., Inc.	5,929	281,331
Precision Castparts Corp.	5,791	589,929
Shaw Group, Inc.*	11,230	360,371
Southwest Airlines Co.	15,621	149,962
		4,358,553
INFORMATION TECHNOLOGY (6.9%)
Amdocs Ltd.*	13,402	360,246
Fidelity Nat’l. Information Svcs., Inc.	11,057	282,064
Lender Processing Svcs., Inc.	5,310	202,683
McAfee, Inc.*	4,540	198,807
Micron Technology, Inc.*	35,995	295,159
NCR Corp.*	15,786	218,163
SAIC, Inc.*	9,650	169,261
Sybase, Inc.*	12,501	486,289
Teradata Corp.*	7,716	212,344
Xerox Corp.	36,231	280,428
		2,705,444
MATERIALS (11.2%)
Agnico-Eagle Mines Ltd.	7,257	492,387
CF Industries Hldgs., Inc.	3,060	263,864
Crown Hldgs., Inc.*	51,378	1,397,477
Cytec Industries, Inc.	13,332	432,890
Eastman Chemical Co.	7,251	388,219
Lubrizol Corp.	8,662	618,987
Sonoco Products Co.	21,391	589,108
Steel Dynamics, Inc.	13,681	209,867
		4,392,799

TELECOMMUNICATION SERVICES (2.1%)
CenturyTel, Inc.	13,901	467,074
Windstream Corp.	35,050	355,057
		822,131
UTILITIES (11.0%)
American Electric Power Co., Inc.	16,061	497,730
Edison International	18,275	613,675
Energen Corp.	13,697	590,341
Entergy Corp.	6,208	495,771
ITC Hldgs. Corp.	5,940	269,973
Pepco Hldgs., Inc.	25,532	379,916
PG&E Corp.	14,078	570,018
PPL Corp.	12,669	384,377
Sempra Energy	9,843	490,280
		4,292,081
TOTAL COMMON STOCKS (Cost: $40,942,792) 96.8%		37,854,019

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.5%)
FHLB	AAA	0.05	10/28/09	600,000	599,978
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $599,978) 1.5%					599,978

TOTAL INVESTMENTS (Cost: $41,542,770) 98.3%					38,453,997

OTHER NET ASSETS 1.7%					649,378

NET ASSETS 100.0%					$39,103,375

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.1%)
99 Cents Only Stores*	16,488	221,764
Aaron’s, Inc.	19,648	518,707
Advance Auto Parts, Inc.	34,528	1,356,260
Aeropostale, Inc.*	24,452	1,062,928
American Eagle Outfitters, Inc.	74,643	1,258,481
American Greetings Corp. Cl A	14,005	312,312
AnnTaylor Stores Corp.*	21,669	344,320
Barnes & Noble, Inc.	14,488	321,923
Blyth, Inc.	2,111	81,759
Bob Evans Farms, Inc.	11,247	326,838
BorgWarner, Inc.	42,452	1,284,598
Boyd Gaming Corp.*	19,263	210,545
Brink’s Home Security Hldgs., Inc.*	16,837	518,411
Brinker International, Inc.	37,707	593,131
Callaway Golf Co.	22,102	168,196
Career Education Corp.*	24,885	606,696
CarMax, Inc.*	79,483	1,661,195
Cheesecake Factory, Inc.*	21,730	402,440
Chico’s FAS, Inc.*	64,257	835,341
Chipotle Mexican Grill, Inc. Cl A*	11,081	1,075,411
Coldwater Creek, Inc.*	20,319	166,616
Collective Brands, Inc.*	22,803	395,176
Corinthian Colleges, Inc.*	32,053	594,904
Dick’s Sporting Goods, Inc.*	31,884	714,202
Dollar Tree, Inc.*	32,562	1,585,118
DreamWorks Animation SKG Cl A*	27,435	975,863
Foot Locker, Inc.	57,027	681,473
Fossil, Inc.*	17,242	490,535
Gentex Corp.	49,938	706,623
Guess?, Inc.	21,031	778,988
Hanesbrands, Inc.*	34,833	745,426
Harte-Hanks, Inc.	14,008	193,731
International Speedway Corp. Cl A	11,104	306,137
ITT Educational Svcs., Inc.*	11,516	1,271,482
J. Crew Group, Inc.*	20,190	723,206
Lamar Advertising Co. Cl A*	19,860	544,958
Life Time Fitness, Inc.*	14,935	418,927
LKQ Corp.*	51,517	955,125
Marvel Entertainment, Inc.*	17,721	879,316
Matthews International Corp. Cl A	11,089	392,329
MDC Hldgs., Inc.	13,696	475,799
Mohawk Industries, Inc.*	20,134	960,190
Netflix, Inc.*	16,633	767,946
NVR, Inc.*	2,112	1,346,125

Panera Bread Co. Cl A*	11,128	612,040
PetSmart, Inc.	45,455	988,646
Phillips-Van Heusen Corp.	18,522	792,556
Priceline.com, Inc.*	15,596	2,586,124
Regis Corp.	21,163	328,027
Rent-A-Center, Inc.*	24,134	455,650
Ross Stores, Inc.	45,424	2,169,904
Ryland Group, Inc.	15,660	329,956
Saks, Inc.*	50,837	346,708
Scholastic Corp.	9,232	224,707
Scientific Games Corp. Cl A*	23,766	376,216
Service Corp. International	90,417	633,823
Sotheby’s	24,237	417,604
Strayer Education, Inc.	5,085	1,106,903
The Warnaco Group, Inc.*	16,512	724,216
Thor Industries, Inc.	13,036	403,464
Timberland Co. Cl A*	16,192	225,393
Toll Brothers, Inc.*	48,244	942,688
Tupperware Brands Corp.	22,963	916,683
Under Armour, Inc. Cl A*	13,398	372,866
Urban Outfitters, Inc.*	46,528	1,403,750
Wendy’s/Arby’s Group, Inc.	132,498	626,716
Wiley (John) & Sons, Inc. Cl A	15,434	536,795
Williams-Sonoma, Inc.	38,314	775,092
WMS Industries, Inc.*	16,882	752,262
		49,280,240
CONSUMER STAPLES (3.4%)
Alberto-Culver Co.	30,958	856,917
BJ’s Wholesale Club, Inc.*	20,109	728,348
Church & Dwight Co., Inc.	25,383	1,440,231
Corn Products Int’l., Inc.	26,765	763,338
Energizer Hldgs., Inc.*	25,228	1,673,626
Flowers Foods, Inc.	27,596	725,499
Hansen Natural Corp.*	26,124	959,796
Lancaster Colony Corp.	7,068	362,376
NBTY, Inc.*	22,391	886,236
PepsiAmericas, Inc.	20,275	579,054
Ralcorp Hldgs., Inc.*	21,132	1,235,588
Ruddick Corp.	14,891	396,398
Smithfield Foods, Inc.*	50,416	695,741
Tootsie Roll Industries, Inc.	9,565	227,456
Universal Corp.	9,150	382,653
		11,913,257
ENERGY (6.0%)
Arch Coal, Inc.	60,854	1,346,699
Bill Barrett Corp.*	14,445	473,652
Cimarex Energy Co.	30,752	1,332,177
Comstock Resources, Inc.*	17,225	690,378

Encore Aquisition Co.*	20,550	768,570
Exterran Hldgs., Inc.*	22,883	543,242
Forest Oil Corp.*	41,435	810,883
Frontier Oil Corp.	38,713	538,885
Helix Energy Solutions Group*	33,730	505,275
Helmerich & Payne, Inc.	39,779	1,572,464
Mariner Energy, Inc.*	37,553	532,502
Newfield Exploration Co.*	49,066	2,088,249
Oceaneering Int’l., Inc.*	20,521	1,164,567
Overseas Shipholding Group, Inc.	8,455	315,963
Patriot Coal Corp.*	27,718	325,964
Patterson-UTI Energy,Inc.	56,770	857,227
Plains Exploration & Production Co.*	51,777	1,432,152
Pride International, Inc.*	64,321	1,957,931
Quicksilver Resources, Inc.*	44,797	635,669
Southern Union Co.	45,947	955,238
Superior Energy Services, Inc.*	28,662	645,468
Tidewater, Inc.	18,879	889,012
Unit Corp.*	14,641	603,941
		20,986,108
FINANCIALS (16.5%)
Affiliated Managers Group, Inc.*	14,999	975,085
Alexandria Real Estate Equities, Inc.	16,035	871,502
AMB Property Corp.	52,927	1,214,675
American Financial Group, Inc.	28,724	732,462
AmeriCredit Corp.*	35,881	566,561
Apollo Investment Corp.	59,631	569,476
Associated Banc-Corp.	46,812	534,593
Astoria Financial Corp.	30,216	333,585
BancorpSouth, Inc.	27,284	666,002
Bank of Hawaii Corp.	17,455	725,081
Berkley (W.R.) Corp.	48,826	1,234,321
BRE Properties, Inc.	19,179	600,303
Brown & Brown, Inc.	42,883	821,638
Camden Property Trust	23,340	940,602
Cathay General Bancorp	18,415	148,977
City National Corp.	16,045	624,632
Commerce Bancshares, Inc.	25,623	954,201
Corporate Office Pptys. Trust	21,073	777,172
Cousins Properties, Inc.	33,720	279,200
Cullen/Frost Bankers, Inc.	22,069	1,139,643
Duke Realty Corp.	83,019	997,058
Eaton Vance Corp.	42,830	1,198,812
Equity One, Inc.	12,083	189,341
Essex Property Trust, Inc.	10,015	796,994
Everest Re Group Ltd.	21,974	1,927,120
Federal Realty Investment Trust	22,376	1,373,215
Fidelity Nat’l. Financial, Inc. Cl A	84,218	1,270,007

First American Corp.	33,638	1,088,862
First Niagara Financial Group,	67,719	834,975
FirstMerit Corp.	31,823	605,598
Fulton Financial Corp.	65,918	485,156
Gallagher (Arthur J.) & Co.	36,848	897,986
Hanover Insurance Group, Inc.	18,619	769,523
HCC Insurance Hldgs., Inc.	40,951	1,120,010
Highwoods Properties, Inc.	25,995	817,543
Horace Mann Educators Corp.	14,261	199,226
Hospitality Properties Trust	45,128	919,257
International Bancshares Corp.	19,536	318,632
Jefferies Group, Inc.*	44,255	1,205,064
Jones Lang LaSalle, Inc.	15,556	736,888
Liberty Property Trust	40,587	1,320,295
Mack-Cali Realty Corp.	28,347	916,459
Mercury General Corp.	12,944	468,314
Nationwide Health Pptys., Inc.	39,077	1,210,996
New York Community Bancorp, Inc.	129,874	1,483,161
NewAlliance Bancshares, Inc.	39,751	425,336
Old Republic Int’l. Corp.	87,153	1,061,524
OMEGA Healthcare Investors, Inc.	30,524	488,994
PacWest Bancorp	10,265	195,548
Potlatch Corp.	14,756	419,808
Protective Life Corp.	31,695	678,907
Raymond James Financial, Inc.	35,671	830,421
Rayonier, Inc.	29,011	1,186,840
Realty Income Corp.	38,028	975,418
Regency Centers Corp.	29,060	1,076,673
Reinsurance Grp. of America, Inc.	26,310	1,173,426
SEI Investments Co.	46,752	920,079
SL Green Realty Corp	28,222	1,237,535
StanCorp Financial Group, Inc.	17,906	722,865
SVB Financial Group*	12,098	523,480
Synovus Financial Corp.	174,981	656,179
TCF Financial Corp.	41,668	543,351
The Macerich Co.	28,897	876,446
Trustmark Corp.	19,055	362,998
UDR, Inc.	54,510	857,987
Unitrin, Inc.	18,300	356,667
Valley National Bancorp	52,811	649,047
Waddell & Reed Financial, Inc. Cl A	30,655	872,135
Washington Federal, Inc.	39,010	657,709
Webster Financial Corp.	24,384	304,068
Weingarten Realty Investors	38,240	761,741
Westamerica Bancorporation	10,726	557,752
Wilmington Trust Corp.	26,291	373,332
		57,606,469

HEALTH CARE (11.1%)
Affymetrix, Inc.*	25,752	226,103
Beckman Coulter, Inc.	25,399	1,751,007
Bio-Rad Laboratories, Inc. Cl A*	6,998	642,976
Cerner Corp.*	24,084	1,801,483
Charles River Laboratories Int’l., Inc.*	24,185	894,361
Community Health Systems, Inc.*	33,778	1,078,532
Covance, Inc.*	23,409	1,267,597
Edwards Lifesciences Corp.*	20,695	1,446,787
Endo Pharmaceuticals Hldgs., Inc.*	42,873	970,216
Gen-Probe, Inc.*	18,194	753,959
Health Management Associates, Inc. Cl A*	90,643	678,916
Health Net, Inc.*	37,921	583,983
Hill-Rom Hldgs., Inc.	23,563	513,202
Hologic, Inc.*	95,966	1,568,084
IDEXX Laboratories, Inc.*	21,294	1,064,700
Immucor, Inc.*	25,865	457,811
Kindred Healthcare, Inc.*	14,209	230,612
Kinetic Concepts, Inc.*	22,475	831,126
LifePoint Hospitals, Inc.*	19,926	539,198
Lincare Hldgs., Inc.*	24,541	766,906
Masimo Corp.*	18,755	491,381
Medicis Pharmaceutical Corp. Cl A	20,951	447,304
Mettler-Toledo Int’l., Inc.*	12,334	1,117,337
Omnicare, Inc.	44,058	992,186
OSI Pharmaceuticals, Inc.*	21,203	748,466
Owens & Minor, Inc.	15,228	689,067
Perrigo Co.	29,102	989,177
Pharmaceutical Product Development, Inc.	42,849	940,107
Psychiatric Solutions, Inc.*	20,379	545,342
ResMed, Inc.*	27,307	1,234,276
Schein (Henry), Inc.*	33,237	1,825,044
Sepracor, Inc.*	40,463	926,603
STERIS Corp.	21,087	642,099
Techne Corp.	13,459	841,860
Teleflex, Inc.	14,408	696,050
Thoratec Corp.*	20,813	630,010
United Therapeutics Corp.*	17,016	833,614
Universal Health Svcs., Inc. Cl B	17,895	1,108,237
Valeant Pharmaceuticals Int’l.*	24,568	689,378
Varian, Inc.*	10,558	539,091
VCA Antech, Inc.*	30,324	815,412
Vertex Pharmaceuticals, Inc.*	66,383	2,515,916
WellCare Health Plans, Inc.*	15,546	383,209
		38,708,725
INDUSTRIALS (13.4%)
Aecom Technology Corp.*	39,990	1,085,329
AGCO Corp.*	34,925	964,978
AirTran Hldgs., Inc.*	44,499	278,119

Alaska Air Group, Inc.*	12,982	347,788
Alexander & Baldwin, Inc.	14,679	471,049
Alliant TechSystems, Inc.*	11,845	922,133
AMETEK, Inc.	39,386	1,374,965
BE Aerospace, Inc.*	36,883	742,824
Bucyrus International, Inc.	27,923	994,617
Carlisle Cos., Inc.	22,089	749,038
Clean Harbors, Inc.*	8,487	477,479
Con-way, Inc.	17,825	683,054
Copart, Inc.*	25,079	832,874
Corporate Executive Board Co.	12,376	308,162
Corrections Corp. of America*	41,887	948,741
Crane Co.	17,073	440,654
Deluxe Corp.	19,139	327,277
Donaldson Co., Inc.	27,795	962,541
Dycom Industries, Inc.*	13,764	169,297
Federal Signal Corp.	16,858	121,209
FTI Consulting, Inc.*	18,615	793,185
GATX Corp.	16,678	466,150
Graco, Inc.	21,420	596,975
Granite Construction, Inc.	12,330	381,490
Harsco Corp.	28,875	1,022,464
HNI Corp.	15,864	374,390
Hubbell, Inc. Cl B	20,306	852,852
Hunt (J.B.) Transport Svcs., Inc.	31,684	1,018,007
IDEX Corp.	29,360	820,612
JetBlue Airways Corp*	79,944	478,065
Joy Global, Inc.	37,845	1,852,134
Kansas City Southern*	34,595	916,422
KBR, Inc.	58,557	1,363,793
Kelly Svcs., Inc. Cl A	9,471	116,493
Kennametal, Inc.	29,780	732,886
Kirby Corp.*	19,829	730,104
Korn/Ferry International*	16,556	241,552
Landstar System, Inc.	18,550	706,013
Lennox International, Inc.	17,691	638,999
Lincoln Electric Hldgs., Inc.	15,428	732,059
Manpower, Inc.	28,183	1,598,258
Miller (Herman), Inc.	20,785	351,474
Mine Safety Appliances Co.	11,130	306,186
MPS Group, Inc.*	33,135	348,580
MSC Industrial Direct Co., Inc. Cl A	15,923	693,924
Navigant Consulting, Inc.*	17,465	235,778
Nordson Corp.	12,192	683,849
Oshkosh Corp.	32,573	1,007,483
Pentair, Inc.	36,010	1,063,015
Rollins, Inc.	15,736	296,624
Roper Industries, Inc.	33,383	1,701,865

Shaw Group, Inc.*	30,703	985,259
SPX Corp.	17,823	1,092,015
Terex Corp.*	39,762	824,266
The Brink’s Co.	17,103	460,242
Thomas & Betts Corp.*	19,152	576,092
Timken Co.	29,074	681,204
Trinity Industries, Inc.	28,588	491,428
United Rentals, Inc.*	21,903	225,601
URS Corp.*	30,561	1,333,988
Valmont Industries, Inc.*	7,380	628,628
Wabtec Corp.	17,281	648,556
Waste Connections, Inc.*	29,014	837,344
Watson Wyatt Worldwide, Inc. Cl A	15,422	671,782
Werner Enterprises, Inc.	15,889	296,012
Woodward Governor Co.	20,601	499,780
		46,576,006
INFORMATION TECHNOLOGY (13.7%)
3Com Corp.*	143,363	749,788
ACI Worldwide, Inc.*	12,243	185,237
Acxiom Corp.	29,176	276,005
ADC Telecommunications, Inc.*	36,023	300,432
Adtran, Inc.	20,305	498,488
Advent Software, Inc.*	5,663	227,936
Alliance Data Systems Corp.*	19,264	1,176,645
ANSYS, Inc.*	31,764	1,190,197
Arrow Electronics, Inc.*	43,471	1,223,709
Atmel Corp.*	164,327	688,530
Avnet, Inc.*	55,013	1,428,688
Avocent Corp.*	16,278	329,955
Broadridge Financial Solutions, Inc.	52,326	1,051,753
Cadence Design Systems, Inc.*	96,764	710,248
CommScope, Inc.*	34,271	1,025,731
Cree, Inc.*	36,005	1,323,184
Diebold, Inc.	24,120	794,272
Digital River, Inc.*	14,108	568,835
DST Systems, Inc.*	14,407	645,434
Equinix, Inc.*	14,254	1,311,368
F5 Networks, Inc.*	28,370	1,124,303
FactSet Research Systems, Inc.	15,298	1,013,340
Fair Isaac Corp.	17,958	385,917
Fairchild Semiconductor Int’l., Inc.*	45,605	466,539
Gartner, Inc.*	21,895	400,022
Global Payments, Inc.	29,043	1,356,308
Henry (Jack) & Associates, Inc.	30,719	720,975
Hewitt Associates, Inc. Cl A*	30,307	1,104,084
Imation Corp.	10,836	100,450
Informatica Corp.*	31,545	712,286
Ingram Micro, Inc. Cl A*	59,109	995,987

Integrated Device Technology, Inc.*	60,489	408,906
International Rectifier Corp.*	26,086	508,416
Intersil Corp. Cl A	43,818	670,854
Itron, Inc.*	14,536	932,339
Lam Research Corp.*	44,919	1,534,433
Lender Processing Svcs., Inc.	34,562	1,319,232
ManTech International Corp. Cl A*	8,091	381,572
Mentor Graphics Corp.*	35,012	325,962
Metavante Technologies, Inc.*	33,128	1,142,253
MICROS Systems, Inc.*	29,075	877,774
National Instruments Corp.	20,526	567,133
NCR Corp.*	57,513	794,830
NeuStar, Inc. Cl A*	27,210	614,946
Palm, Inc.*	60,745	1,058,785
Parametric Technology Corp.*	41,782	577,427
Plantronics, Inc.	17,695	474,403
Polycom, Inc.*	31,396	839,843
Quest Software, Inc.*	21,891	368,863
RF Micro Devices, Inc.*	99,946	542,707
Rovi Corp.*	36,701	1,233,154
SAIC, Inc.*	76,458	1,341,073
Semtech Corp.*	22,157	376,891
Silicon Laboratories, Inc.*	16,550	767,258
SRA International, Inc. Cl A*	15,954	344,447
Sybase, Inc.*	29,295	1,139,576
Synopsys, Inc.*	53,441	1,198,147
Tech Data Corp.*	18,254	759,549
Trimble Navigation Ltd.*	44,073	1,053,785
ValueClick, Inc.*	30,947	408,191
Vishay Intertechnology, Inc.*	67,656	534,482
Zebra Technologies Corp. Cl A*	21,768	564,444
		47,748,321
MATERIALS (6.1%)
Albemarle Corp.	33,109	1,145,571
AptarGroup, Inc.	24,657	921,186
Ashland, Inc.	26,087	1,127,480
Cabot Corp.	23,288	538,186
Carpenter Technology Corp.	16,288	380,976
Cliffs Natural Resources, Inc.	47,856	1,548,620
Commercial Metals Co.	40,426	723,625
Cytec Industries, Inc.	17,450	566,602
Greif, Inc. Cl A	12,773	703,154
Louisiana-Pacific Corp.*	45,099	300,810
Lubrizol Corp.	24,228	1,731,333
Martin Marietta Materials, Inc	16,465	1,515,933
Minerals Technologies, Inc.	6,623	314,990
Olin Corp.	27,914	486,820
Packaging Corp. of America	37,532	765,653

Reliance Steel & Aluminum Co.	23,096	982,966
RPM International, Inc.	46,908	867,329
Scotts Miracle-Gro Co. Cl A	16,154	693,814
Sensient Technologies Corp.	17,467	485,059
Sonoco Products Co.	36,146	995,461
Steel Dynamics, Inc.	78,685	1,207,028
Temple-Inland, Inc.	39,505	648,672
Terra Industries, Inc.	36,608	1,269,199
Valspar Corp.	36,433	1,002,272
Worthington Industries, Inc.	21,944	305,022
		21,227,761
TELECOMMUNICATION SERVICES (0.5%)
Cincinnati Bell, Inc.*	77,437	271,030
Syniverse Hldgs., Inc.*	25,410	444,675
Telephone & Data Systems, Inc.	34,254	1,062,217
		1,777,922
UTILITIES (5.5%)
AGL Resources, Inc.	28,150	992,851
Alliant Energy Corp.	40,081	1,116,256
Aqua America, Inc.	49,538	873,850
Black Hills Corp.	14,044	353,487
Cleco Corp.	22,074	553,616
DPL, Inc.	41,859	1,092,520
Energen Corp.	26,262	1,131,892
Great Plains Energy, Inc.	49,216	883,427
Hawaiian Electric Industries, Inc.	32,698	592,488
IDACORP, Inc.	17,187	494,814
MDU Resources Group	66,920	1,395,282
National Fuel Gas Co.	29,275	1,341,088
NSTAR	38,894	1,237,607
NV Energy, Inc.	85,534	991,339
OGE Energy Corp.	34,813	1,151,614
Oneok, Inc.	37,939	1,389,326
PNM Resources, Inc.	31,926	372,896
UGI Corp.	39,736	995,784
Vectren Corp.	29,612	682,260
Westar Energy, Inc.	40,147	783,268
WGL Hldgs., Inc.	18,124	600,629
		19,026,294
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $330,251,754) 90.3%		314,851,103

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill (1)	AAA	0.14	11/27/09	1,500,000	1,499,679
U.S. Treasury Bill (1)	AAA	0.18	11/19/09	3,000,000	2,999,285
					4,498,964

U.S. GOVERNMENT AGENCIES (4.1%)
FHLB	AAA	0.05	10/28/09	6,400,000	6,399,760
FNMA	AAA	0.03	10/15/09	7,800,000	7,799,909
					14,199,669
COMMERCIAL PAPER (4.3%)
Du Pont (E.I.) de Nemours & Co.†	A-1	0.11	10/27/09	3,000,000	2,999,762
Madison Gas & Electric	A-1+	0.12	10/15/09	600,000	599,972
Novartis Finance Corp.†	A-1+	0.03	10/01/09	7,000,000	7,000,000
United Parcel Services, Inc.†	A-1+	0.04	10/05/09	3,300,000	3,299,985
Washington Gas Light Co.	A-1	0.13	10/16/09	1,000,000	999,946
					14,899,665

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $33,598,298) 9.7%					33,598,298

TEMPORARY CASH INVESTMENTS (2) (Cost: $162,700) 0.0% (3)					162,700

TOTAL INVESTMENTS (Cost: $364,012,752) 100.0%					348,612,101

OTHER NET ASSETS 0.0% (3)					164,250

NET ASSETS 100.0%					$348,776,351

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (98.1%)
iShares MSCI EAFE Growth Index Fund	42,550	2,270,043
iShares MSCI EAFE Index Fund	48,420	2,648,574
iShares MSCI EAFE Value Index Fund	44,720	2,289,217
Vanguard Europe Pacific ETF	386,830	13,268,268
Vanguard European ETF	80,390	3,986,540
Vanguard Pacific ETF	39,310	2,059,058
		26,521,700
TOTAL INVESTMENTS (Cost: $24,993,307) 98.1%		26,521,700

OTHER NET ASSETS 1.9%		500,213

NET ASSETS 100.0%		$27,021,913

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.5%)
Amazon.com, Inc.*	5,770	538,687
Apollo Group, Inc.*	3,507	258,361
Comcast Corp. Cl A	60,083	1,014,802
Disney (Walt) Co.	19,666	540,028
Family Dollar Stores, Inc.	19,162	505,877
Home Depot, Inc.	11,873	316,297
Johnson Controls, Inc.	34,957	893,501
McDonald’s Corp.	27,747	1,583,521
Omnicom Group, Inc.	16,920	625,025
Staples, Inc.	42,594	989,033
Target Corp.	9,673	451,536
Time Warner, Inc.	15,975	459,761
TJX Cos., Inc.	8,015	297,757
V.F. Corp.	8,514	616,669
		9,090,855
CONSUMER STAPLES (5.9%)
Clorox Co.	8,779	516,381
Colgate-Palmolive Co.	8,653	660,051
Constellation Brands, Inc. Cl A*	21,332	323,180
CVS Caremark Corp.	34,189	1,221,915
General Mills, Inc.	14,574	938,274
Heinz (H.J.) Co.	9,609	381,958
Kraft Foods, Inc. Cl A	17,009	446,826
PepsiCo, Inc.	28,459	1,669,405
Proctor & Gamble Co.	26,103	1,511,886
Wal-Mart Stores, Inc.	39,703	1,949,020
		9,618,896
ENERGY (7.6%)
Apache Corp.	5,699	523,339
Chevron Corp.	20,431	1,438,955
ConocoPhillips	16,208	731,953
Consol Energy, Inc.	8,763	395,299
Exxon Mobil Corp.	59,408	4,075,984
Halliburton Co.	34,385	932,521
Noble Energy, Inc.	8,238	543,378
Occidental Petroleum Corp.	16,905	1,325,352
Range Resources Corp.	9,694	478,496
Schlumberger Ltd.	14,279	851,028
Southwestern Energy Co.*	6,911	294,961
Valero Energy Corp.	6,413	124,348
Williams Cos., Inc.	21,058	376,306
XTO Energy, Inc.	6,939	286,719
		12,378,639
FINANCIALS (8.3%)
Aflac, Inc.	11,416	487,920
Aon Corp.	8,540	347,493
Bank of America Corp.	85,124	1,440,298
Bank of New York Mellon Corp.	23,966	694,774
Chubb Corp.	14,253	718,494
Citigroup, Inc.	120,269	582,102
CME Group, Inc.	2,372	731,027
Federated Investors, Inc. Cl B	19,762	521,124

Franklin Resources, Inc.	7,282	732,569
Goldman Sachs Group, Inc.	8,310	1,531,949
JPMorgan Chase & Co.	45,148	1,978,385
Progressive Corp.*	37,688	624,867
ProLogis	17,279	205,966
T. Rowe Price Group, Inc.	11,332	517,872
Travelers Cos., Inc.	9,138	449,864
U.S. Bancorp	36,553	799,049
Wells Fargo & Co.	42,473	1,196,889
		13,560,642
HEALTH CARE (8.9%)
Abbott Laboratories	42,704	2,112,567
Aetna, Inc.	10,070	280,248
AmerisourceBergen Corp.	31,180	697,808
Amgen, Inc.*	5,717	344,335
Baxter International, Inc.	15,730	896,767
Celgene Corp.*	16,612	928,611
Gilead Sciences, Inc.*	33,356	1,553,722
Johnson & Johnson	47,934	2,918,701
Laboratory Corp. of America Hldgs.*	8,566	562,786
McKesson Corp.	12,647	753,129
Medco Health Solutions, Inc.*	6,130	339,050
Medtronic, Inc.	16,149	594,283
Merck & Co., Inc.	17,872	565,291
Mylan, Inc.*	18,187	291,174
Schering-Plough Corp.	46,615	1,316,874
St. Jude Medical, Inc.*	10,317	402,466
		14,557,812
INDUSTRIALS (6.0%)
Burlington Northern Santa Fe Corp.	7,043	562,243
Cummins, Inc.	17,899	802,054
Expeditors Int’l. of Wash.	23,132	813,090
Flowserve Corp.	6,450	635,583
General Electric Co.	134,432	2,207,373
Illinois Tool Works, Inc.	13,671	583,888
Lockheed Martin Corp.	6,811	531,803
Northrop Grumman Corp.	8,688	449,604
Southwest Airlines Co.	52,117	500,323
Union Pacific Corp.	9,768	569,963
United Parcel Service, Inc. Cl B	20,308	1,146,793
United Technologies Corp.	17,084	1,040,928
		9,843,645
INFORMATION TECHNOLOGY (10.9%)
Apple, Inc.*	13,676	2,535,120
Applied Materials, Inc.	41,309	553,541
Autodesk, Inc.*	13,705	326,179
Automatic Data Processing, Inc.	14,623	574,684
Broadcom Corp. Cl A*	15,223	467,194
Cisco Systems, Inc.*	68,889	1,621,647
EMC Corp.*	28,563	486,714
Google, Inc.*	3,010	1,492,509
Hewlett-Packard Co.	36,560	1,725,998
Int’l. Business Machines Corp.	16,777	2,006,697
Intel Corp.	46,894	917,716
MasterCard, Inc. Cl A	945	191,032
MEMC Electronic Materials, Inc.*	6,559	109,076
Microsoft Corp.	90,629	2,346,385
Nortel Networks Corp.*	6,040	525

Oracle Corp.	54,966	1,145,491
QUALCOMM, Inc.	26,866	1,208,433
Yahoo!, Inc.*	13,756	244,994
		17,953,935
MATERIALS (2.0%)
Ball Corp.	13,070	643,044
Dow Chemical Co.	26,779	698,129
Eastman Chemical Co.	10,701	572,932
Freeport-McMoRan Copper & Gold, Inc.	9,153	627,987
Monsanto Co.	10,486	811,616
		3,353,708
TELECOMMUNICATION SERVICES (1.5%)
AT&T, Inc.	56,661	1,530,414
CenturyTel, Inc.	20,555	690,648
MetroPCS Communications, Inc.*	32,551	304,677
		2,525,739
UTILITIES (2.1%)
Dominion Resources, Inc.	22,200	765,900
Edison International	6,225	209,036
Entergy Corp.	3,461	276,395
Exelon Corp.	9,211	457,050
FirstEnergy Corp.	9,474	433,151
FPL Group, Inc.	7,097	391,967
Public Svc. Enterprise Group, Inc.	8,548	268,749
Sempra Energy	11,552	575,405
		3,377,653
TOTAL COMMON STOCKS (Cost: $97,268,133) 58.7%		96,261,524

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.8%)
U.S. Treasury Note	AAA	3.13	05/15/19	1,500,000	1,475,976
U.S. Treasury Note	AAA	3.25	07/31/16	1,000,000	1,023,438
U.S. Treasury Strip	AAA	0.00	11/15/21	8,900,000	5,450,613
					7,950,027
U.S. GOVERNMENT AGENCIES (12.8%)
MORTGAGE-BACKED OBLIGATIONS (12.8%)
FHARM	AAA	5.23	04/01/37	652,060	684,898
FHARM	AAA	5.25	02/01/36	323,398	339,865
FHARM	AAA	5.43	05/01/37	475,147	500,059
FHARM	AAA	5.79	03/01/37	301,478	317,726
FHLMC	AAA	5.00	02/01/26	248,737	259,861
FHLMC	AAA	5.50	10/01/18	207,788	222,837
FHLMC	AAA	5.50	01/15/32	190,000	199,759
FHLMC	AAA	6.00	03/15/32	368,286	392,340
FNMA	AAA	4.00	05/01/19	215,977	224,639
FNMA	AAA	4.50	05/01/18	333,916	352,734
FNMA	AAA	4.50	06/01/19	245,322	258,381
FNMA	AAA	4.50	06/01/34	487,064	496,450
FNMA	AAA	4.50	12/01/35	385,535	392,483
FNMA	AAA	5.00	04/01/18	659,876	701,066
FNMA	AAA	5.00	06/01/33	715,376	742,680

FNMA	AAA	5.00	09/01/33	288,453	299,462
FNMA	AAA	5.00	11/01/33	1,147,280	1,191,068
FNMA	AAA	5.00	03/01/34	219,462	227,838
FNMA	AAA	5.00	04/01/34	471,316	490,070
FNMA	AAA	5.00	04/01/34	227,491	235,960
FNMA	AAA	5.00	09/01/35	341,040	353,524
FNMA	AAA	5.50	04/01/17	54,098	57,966
FNMA	AAA	5.50	05/01/17	27,054	28,988
FNMA	AAA	5.50	06/01/17	6,803	7,289
FNMA	AAA	5.50	07/01/33	535,802	563,708
FNMA	AAA	5.50	10/01/33	744,236	782,998
FNMA	AAA	5.50	03/01/34	173,400	182,431
FNMA	AAA	5.50	05/01/34	1,136,824	1,194,612
FNMA	AAA	5.50	07/01/34	355,432	373,500
FNMA	AAA	5.50	09/01/34	336,062	353,145
FNMA	AAA	5.50	10/01/34	246,082	258,591
FNMA	AAA	5.50	02/01/35	316,849	332,955
FNMA	AAA	5.50	02/01/35	258,088	271,046
FNMA	AAA	5.50	04/01/35	378,662	397,674
FNMA	AAA	5.50	08/01/35	151,871	159,497
FNMA	AAA	5.50	08/01/37	243,570	255,267
FNMA	AAA	5.50	11/01/38	287,369	300,091
FNMA	AAA	5.50	06/01/48	268,949	279,763
FNMA	AAA	6.00	03/01/17	19,192	20,612
FNMA	AAA	6.00	05/01/23	134,855	144,491
FNMA	AAA	6.00	03/01/32	10,958	11,678
FNMA	AAA	6.00	04/01/32	104,086	110,858
FNMA	AAA	6.00	04/01/32	55,288	58,886
FNMA	AAA	6.00	05/01/32	96,249	102,511
FNMA	AAA	6.00	04/01/33	285,790	304,385
FNMA	AAA	6.00	05/01/33	175,436	186,686
FNMA	AAA	6.00	06/01/34	209,813	222,940
FNMA	AAA	6.00	09/01/34	103,338	109,803
FNMA	AAA	6.00	10/01/34	207,756	220,754
FNMA	AAA	6.00	11/01/34	218,894	232,589
FNMA	AAA	6.00	12/01/36	404,607	428,150
FNMA	AAA	6.00	01/01/37	344,644	364,698
FNMA	AAA	6.00	04/01/37	314,981	331,932
FNMA	AAA	6.00	05/01/37	343,011	361,470
FNMA	AAA	6.00	06/01/37	437,681	461,233
FNMA	AAA	6.00	02/25/47	203,574	212,225
FNMA	AAA	6.50	09/01/16	24,226	26,151
FNMA	AAA	6.50	03/01/17	45,835	49,479
FNMA	AAA	6.50	05/01/17	23,680	25,562
FNMA	AAA	6.50	06/01/17	52,345	56,506
FNMA	AAA	6.50	04/01/32	68,527	73,948
FNMA	AAA	6.50	05/01/32	128,642	138,818
FNMA	AAA	6.50	05/01/32	103,628	111,825
FNMA	AAA	6.50	07/01/32	45,612	49,220
FNMA	AAA	6.50	07/01/34	174,265	187,343
FNMA	AAA	6.50	05/01/37	345,885	370,273
FNMA	AAA	6.50	09/01/37	479,271	513,064
FNMA	AAA	7.00	09/01/31	40,615	44,848
FNMA	AAA	7.00	11/01/31	24,303	26,836
FNMA	AAA	7.00	04/01/32	33,153	36,536
FNMA	AAA	7.50	06/01/31	23,191	25,984
FNMA	AAA	7.50	02/01/32	21,722	24,341

FNMA	AAA	7.50	04/01/32	25,212	28,149
FNMA	AAA	7.50	06/01/32	33,060	36,910
FNMA	AAA	8.00	03/01/31	21,216	24,052
FNMA	AAA	8.00	04/01/32	19,611	22,236
FNMA	AAA	8.00	04/01/32	5,944	6,739
GNMA (5)	AAA	6.50	04/15/31	11,340	12,239
GNMA (5)	AAA	6.50	10/15/31	16,329	17,623
GNMA (5)	AAA	6.50	12/15/31	14,338	15,475
GNMA (5)	AAA	6.50	05/15/32	23,073	24,837
GNMA (5)	AAA	7.00	05/15/31	11,244	12,424
GNMA (5)	AAA	7.00	09/15/31	13,503	14,921
GNMA (5)	AAA	7.00	09/15/31	2,533	2,799
GNMA (5)	AAA	7.00	05/15/32	5,660	6,214
Vendee Mortgage Trust (5)	NR	5.25	01/15/32	449,653	467,218
					21,021,692
CORPORATE DEBT (18.9%)
CONSUMER DISCRETIONARY (2.4%)
Black & Decker Corp.	BBB	4.75	11/01/14	750,000	760,285
Ethan Allen Interiors, Inc.	BB	5.38	10/01/15	500,000	452,604
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	500,994
Fruit of the Loom (4)	NR	7.38	11/15/23	138,068	14
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	522,744
Johnson Controls, Inc.	BBB	4.88	09/15/13	500,000	509,211
Marriott International, Inc.	BBB-	5.63	02/15/13	500,000	510,102
Scholastic Corp.	BB-	5.00	04/15/13	500,000	427,500
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	259,419
					3,942,873
CONSUMER STAPLES (0.8%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	274,086
Kroger Co.	BBB	4.95	01/15/15	500,000	528,907
Sara Lee Corp.	BBB+	6.25	09/15/11	500,000	539,928
					1,342,921
ENERGY (4.0%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	520,130
Enbridge, Inc.	A-	5.80	06/15/14	100,000	109,781
Knight, Inc.	BB	5.15	03/01/15	500,000	476,250
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	254,650
Noble Corp.	A-	7.50	03/15/19	800,000	909,650
Premco Refining Group	BBB	7.50	06/15/15	500,000	513,192
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,785,465
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	508,092
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	500,000	509,139
					6,586,349
FINANCIALS (6.5%)
Brandywine Realty Trust	BBB-	4.50	11/01/09	500,000	499,855
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	518,548
Capital One Bank	BBB+	5.75	09/15/10	250,000	256,315
Colonial Realty LP	BB+	4.80	04/01/11	250,000	242,688
Developers Diversified Realty	BB	5.00	05/03/10	250,000	248,116
Duke Realty LP	BBB	4.63	05/15/13	250,000	236,713
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	491,875
First Horizon Mtg.	AAA	5.00	06/25/33	55,673	55,549
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,317,114
First Industrial LP	BB	6.88	04/15/12	250,000	224,690
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	1,000,000	1,000,259
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	534,338
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	252,168

GMAC LLC	CCC	0.00	12/01/12	2,500,000	1,712,500
HCP, Inc.	BBB	4.88	09/15/10	250,000	251,391
HCP, Inc.	BBB	5.65	12/15/13	250,000	247,334
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	500,000	541,548
Lincoln National Corp.	A-	5.65	08/27/12	500,000	518,559
Markel Corp.	BBB	6.80	02/15/13	250,000	253,557
ProLogis	BBB-	5.50	04/01/12	250,000	247,024
Regency Centers LP	BBB	4.95	04/15/14	250,000	229,404
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	260,735
Vornado Realty LP	BBB	5.60	02/15/11	250,000	254,529
Zions Bancorporation	BB+	5.65	05/15/14	397,000	304,589
					10,699,398
HEALTH CARE (1.1%)
Allergan, Inc.	A	5.75	04/01/16	250,000	267,985
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	516,961
WellPoint, Inc.	A-	4.25	12/15/09	500,000	503,418
Wyeth	A+	5.50	03/15/13	500,000	541,269
					1,829,633
INDUSTRIALS (1.1%)
CSX Corp.	BBB-	6.25	04/01/15	250,000	276,436
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	500,000	481,121
Masco Corp.	BBB	5.88	07/15/12	500,000	495,531
Steelcase, Inc.	BBB	6.50	08/15/11	500,000	501,261
					1,754,349
INFORMATION TECHNOLOGY (0.3%)
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	527,021

MATERIALS (1.3%)
Lubrizol Corp.	BBB	5.50	10/01/14	500,000	536,873
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	250,000	260,250
PolyOne Corp.	B-	7.50	12/15/15	1,000,000	777,500
Temple-Inland, Inc.	BBB-	7.88	05/01/12	228,000	241,303
Vulcan Materials Co.	BBB	7.00	06/15/18	250,000	268,870
					2,084,796
UTILITIES (1.4%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	266,048
Duke Energy Corp.	A	4.50	04/01/10	500,000	509,177
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	500,000	505,394
Progress Energy Enterprise	A-	5.25	12/15/15	500,000	544,836
Virginia Electric & Power Co.	A-	4.50	12/15/10	500,000	515,810
					2,341,265
TOTAL LONG-TERM DEBT SECURITIES (Cost: $58,818,162) 36.5%					60,080,324

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.1%)
NetJets, Inc.†	A-1+	0.10	10/05/09	4,000,000	3,999,957
Toyota Motor Credit Corp.	A-1+	0.16	10/02/09	1,500,000	1,499,993
Toyota Motor Credit Corp.	A-1+	0.19	10/13/09	800,000	799,949
Unilever Capital Corp.†	A-1	0.12	10/23/09	500,000	499,963
					6,799,862
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,799,862) 4.1%					6,799,862

TEMPORARY CASH INVESTMENTS (2) (Cost: $575,400) 0.4%	575,400

TOTAL INVESTMENTS (Cost: $163,461,557) 99.7%	163,717,110

OTHER NET ASSETS 0.3%	560,355

NET ASSETS 100.0%	$164,277,465

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.5%)	1,588,532	2,132,296
Equity Index Fund (21.4%)	882,756	1,550,773
Mid-Cap Equity Index Fund (5.6%)	336,620	402,390
Mid-Term Bond Fund (37.0%)	2,584,355	2,682,351
Money Market Fund (6.5%)	390,750	471,453
TOTAL INVESTMENTS (Cost: $6,616,383) 100.0%		7,239,263
OTHER NET ASSETS		—

NET ASSETS 100.0%		$7,239,263

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.0%)	2,257,130	3,029,759
Equity Index Fund (26.2%)	1,877,854	3,298,901
International Fund (4.3%)	795,307	542,105
Mid-Cap Equity Index Fund (15.2%)	1,604,099	1,917,514
Mid-Term Bond Fund (25.8%)	3,131,172	3,249,902
Money Market Fund (4.5%)	474,734	572,783
TOTAL INVESTMENTS (Cost: $11,676,715) 100.0%		12,610,964
OTHER NET ASSETS		—

NET ASSETS 100.0%		$12,610,964

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.8%)	6,724,786	9,026,721
Equity Index Fund (31.1%)	6,723,703	11,811,798
International Fund (8.5%)	4,748,269	3,236,558
Mid-Cap Equity Index Fund (11.8%)	3,762,930	4,498,146
Mid-Term Bond Fund (17.0%)	6,218,371	6,454,165
Money Market Fund (3.6%)	1,130,923	1,364,496
Small Cap Growth Fund (2.1%)	936,346	787,206
Small Cap Value Fund (2.1%)	886,842	804,303
TOTAL INVESTMENTS (Cost: $35,366,544) 100.0%		37,983,393
OTHER NET ASSETS		—

NET ASSETS 100.0%		$37,983,393

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.6%)	6,540,200	8,778,949
Equity Index Fund (35.8%)	7,923,187	13,918,980
International Fund (9.4%)	5,383,698	3,669,685
Mid-Cap Equity Index Fund (11.7%)	3,796,760	4,538,586
Mid-Term Bond Fund (12.2%)	4,550,860	4,723,424
Small Cap Growth Fund (4.1%)	1,891,180	1,589,957
Small Cap Value Fund (4.2%)	1,788,913	1,622,417
TOTAL INVESTMENTS (Cost: $37,061,814) 100.0%		38,841,998
OTHER NET ASSETS		—

NET ASSETS 100.0%		$38,841,998

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (18.6%)	4,545,390	6,101,305
Equity Index Fund (40.5%)	7,547,378	13,258,781
International Fund (9.3%)	4,488,161	3,059,260
Mid-Cap Equity Index Fund (15.8%)	4,314,734	5,157,764
Mid-Term Bond Fund (5.6%)	1,751,584	1,818,002
Small Cap Growth Fund (5.1%)	1,969,544	1,655,839
Small Cap Value Fund (5.1%)	1,863,216	1,689,805
TOTAL INVESTMENTS (Cost: $30,904,722) 100.0%		32,740,756
OTHER NET ASSETS		—

NET ASSETS 100.0%		$32,740,756

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (18.5%)	3,630,807	4,873,654
Equity Index Fund (40.2%)	6,029,484	10,592,235
International Fund (10.3%)	3,984,736	2,716,111
Mid-Cap Equity Index Fund (18.8%)	4,136,174	4,944,317
Small Cap Growth Fund (6.0%)	1,888,164	1,587,421
Small Cap Value Fund (6.2%)	1,786,207	1,619,963
TOTAL INVESTMENTS (Cost: $24,697,658) 100.0%		26,333,701
OTHER NET ASSETS		—

NET ASSETS 100.0%		$26,333,701

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.9%)	1,804,725	2,422,493
Equity Index Fund (39.9%)	4,609,620	8,097,904
International Fund (12.3%)	3,655,065	2,491,398
Mid-Cap Equity Index Fund (21.8%)	3,688,963	4,409,728
Small Cap Growth Fund (7.0%)	1,683,900	1,415,692
Small Cap Value Fund (7.1%)	1,593,560	1,445,245
TOTAL INVESTMENTS (Cost: $19,070,235) 100.0%		20,282,460
OTHER NET ASSETS		—

NET ASSETS 100.0%		$20,282,460

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.1%)	1,240,024	1,664,492
Equity Index Fund (34.8%)	3,274,293	5,752,080
International Fund (14.3%)	3,461,523	2,359,475
Mid-Cap Equity Index Fund (24.8%)	3,422,077	4,090,696
Small Cap Growth Fund (7.9%)	1,562,099	1,313,291
Small Cap Value Fund (8.1%)	1,477,608	1,340,086
TOTAL INVESTMENTS (Cost: $15,225,013) 100.0%		16,520,120
OTHER NET ASSETS		—

NET ASSETS 100.0%		$16,520,120

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.2%)	1,335,913	1,793,204
Equity Index Fund (34.8%)	3,872,516	6,803,005
International Fund (15.3%)	4,382,683	2,987,364
Mid-Cap Equity Index Fund (20.6%)	3,371,384	4,030,098
Small Cap Growth Fund (10.0%)	2,309,202	1,941,397
Small Cap Value Fund (10.1%)	2,182,452	1,979,329
TOTAL INVESTMENTS (Cost: $17,743,118) 100.0%		19,534,397
OTHER NET ASSETS		—

NET ASSETS 100.0%		$19,534,397

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.0%)	7,780,005	10,443,147
Equity Index Fund (25.0%)	4,968,154	8,727,755
Mid-Term Bond Fund (45.0%)	15,081,768	15,653,654
TOTAL INVESTMENTS (Cost: $33,411,859) 100.0%		34,824,556
OTHER NET ASSETS		—

NET ASSETS 100.0%		$34,824,556

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.9%)	25,897,817	34,762,795
Equity Index Fund (35.0%)	23,153,846	40,675,288
Mid-Cap Equity Index Fund (15.1%)	14,681,507	17,550,038
Mid-Term Bond Fund (20.0%)	22,312,586	23,158,658
TOTAL INVESTMENTS (Cost: $118,350,045) 100.0%		116,146,779
OTHER NET ASSETS		—

NET ASSETS 100.0%		$116,146,779

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.9%)	19,970,901	26,807,060
Equity Index Fund (45.0%)	27,548,344	48,395,278
Mid-Cap Equity Index Fund (20.1%)	18,114,857	21,654,210
Small Cap Growth Fund (5.0%)	6,387,816	5,370,378
Small Cap Value Fund (5.0%)	5,919,700	5,368,748
TOTAL INVESTMENTS (Cost: $118,955,916) 100.0%		107,595,674
OTHER NET ASSETS		—

NET ASSETS 100.0%		$107,595,674

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (52.6%)
FHLB	AAA	0.11	12/04/09	3,008,000	3,007,397
FHLB	AAA	0.12	11/06/09	600,000	599,928
FHLB	AAA	0.12	11/13/09	963,000	962,862
FHLB	AAA	0.12	11/20/09	5,535,000	5,534,077
FHLB	AAA	0.12	11/25/09	1,280,000	1,279,765
FHLB	AAA	0.12	12/28/09	675,000	674,800
FHLB	AAA	0.13	11/24/09	1,000,000	999,805
FHLB	AAA	0.13	12/01/09	1,000,000	999,851
FHLB	AAA	0.14	11/25/09	4,952,000	4,950,941
FHLB	AAA	0.15	11/04/09	1,657,000	1,656,765
FHLB	AAA	0.15	11/09/09	800,000	799,870
FHLB	AAA	0.15	11/13/09	1,225,000	1,224,781
FHLB	AAA	0.15	11/27/09	225,000	224,947
FHLB	AAA	0.15	11/27/09	200,000	199,953
FHLB	AAA	0.16	11/16/09	500,000	499,937
FHLB	AAA	0.17	11/25/09	8,627,000	8,626,793
FHLB	AAA	0.18	10/07/09	7,269,000	7,268,788
FHLB	AAA	0.18	10/27/09	1,366,000	1,365,942
FHLB	AAA	0.19	11/04/09	727,000	726,954
FHLB	AAA	0.20	10/30/09	584,000	583,943
FHLB	AAA	0.21	10/02/09	482,000	481,997
FHLB	AAA	0.22	10/01/09	250,000	250,000
FHLB	AAA	0.25	10/23/09	100,000	99,993
FHLMC	AAA	0.12	11/16/09	1,520,000	1,519,767
FHLMC	AAA	0.12	11/23/09	500,000	499,912
FHLMC	AAA	0.12	11/24/09	800,000	799,856
FHLMC	AAA	0.13	11/30/09	484,000	483,932
FHLMC	AAA	0.13	12/08/09	344,000	343,952
FHLMC	AAA	0.13	12/28/09	3,813,000	3,811,821
FHLMC	AAA	0.16	11/09/09	700,000	699,879
FHLMC	AAA	0.18	10/05/09	2,906,000	2,905,942
FHLMC	AAA	0.20	10/05/09	499,000	498,993
FHLMC	AAA	0.20	12/28/09	430,000	429,788
FHLMC	AAA	0.21	10/05/09	300,000	299,996
FNMA	AAA	0.12	12/29/09	11,120,000	11,116,664
FNMA	AAA	0.15	11/02/09	200,000	199,973
FNMA	AAA	0.18	10/15/09	184,000	183,987
FNMA	AAA	0.20	10/01/09	250,000	250,000
FNMA	AAA	0.20	11/02/09	450,000	449,981
					67,514,532
COMMERCIAL PAPER (47.4%)
Abbott Laboratories†	A-1+	0.14	10/29/09	400,000	399,956
Abbott Laboratories†	A-1+	0.19	10/29/09	1,451,000	1,450,817
Abbott Laboratories†	A-1+	0.20	11/23/09	1,500,000	1,499,779
Chevron Funding Corp.	A-1+	0.14	10/05/09	3,400,000	3,399,947
Coca-Cola Co.†	A-1	0.23	10/21/09	3,300,000	3,299,623
ConocoPhillips†	A-1	0.14	10/05/09	3,328,000	3,327,948
Danaher Corp.	A-1	0.13	10/26/09	1,499,000	1,498,865
Danaher Corp.	A-1	0.14	10/28/09	1,900,000	1,899,800
Du Pont (E.I.) de Nemours & Co.†	A-1	0.11	10/27/09	3,400,000	3,399,730
Florida Power & Light Co.	A-1	0.13	10/06/09	3,300,000	3,299,940
Hershey Co.	A-1	0.18	11/10/09	3,400,000	3,399,411
Madison Gas & Electric	A-1+	0.12	10/15/09	2,700,000	2,699,874

Madison Gas & Electric	A-1+	0.15	10/15/09	700,000	699,959
Medtronic, Inc.†	A-1+	0.19	10/29/09	2,500,000	2,499,681
Medtronic, Inc.†	A-1+	0.21	10/30/09	1,000,000	999,860
Nestle Capital Corp.†	A-1+	0.13	11/23/09	2,500,000	2,499,530
Nestle Capital Corp.†	A-1+	0.18	11/24/09	830,000	829,813
NetJets, Inc.†	A-1+	0.20	10/01/09	3,498,000	3,498,000
Pfizer, Inc.†	A-1+	0.14	10/29/09	3,300,000	3,299,641
Toyota Motor Credit Corp.	A-1+	0.18	10/26/09	2,300,000	2,299,712
Toyota Motor Credit Corp.	A-1+	0.20	11/16/09	200,000	199,949
Toyota Motor Credit Corp.	A-1+	0.22	10/13/09	900,000	899,936
Unilever Capital Corp.†	A-1	0.12	10/23/09	3,400,000	3,399,751
United Technologies Corp.†	A-1	0.13	10/23/09	3,400,000	3,399,730
Wal-Mart Stores†	A-1+	0.16	11/30/09	3,300,000	3,299,105
Washington Gas Light Co.	A-1	0.13	10/16/09	3,300,000	3,299,821
Washington Gas Light Co.	A-1	0.20	10/07/09	100,000	99,997
					60,800,175
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $128,311,711) 100.0%					128,314,707

TOTAL INVESTMENTS (Cost: $128,311,711) 100.0%					128,314,707

OTHER NET ASSETS 0.0% (3)					2,523

NET ASSETS 100.0%					$128,317,230

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (30.6%)
U.S. Treasury Note	AAA	1.38	09/15/12	20,000,000	19,965,615
U.S. Treasury Note	AAA	3.13	04/30/13	4,750,000	4,987,130
U.S. Treasury Note	AAA	3.13	05/15/19	4,000,000	3,935,936
U.S. Treasury Note	AAA	3.25	05/31/16	11,500,000	11,781,205
U.S. Treasury Note	AAA	3.25	07/31/16	2,000,000	2,046,876
U.S. Treasury Strip	AAA	0.00	08/15/18	35,000,000	25,447,305
					68,164,067
U.S. GOVERNMENT AGENCIES (10.2%)
MORTGAGE-BACKED OBLIGATIONS (1.5%)
FHLMC	AAA	5.00	06/15/17	3,000,000	3,159,576
FHLMC	AAA	6.00	11/01/10	3,858	3,883
FHLMC	AAA	6.00	02/01/19	16,894	18,159
FHLMC	AAA	6.50	11/01/09	0	0
FHLMC	AAA	6.50	04/01/14	68,372	73,716
FHLMC	AAA	7.00	02/01/14	30,319	32,919
FHLMC	AAA	7.50	03/15/21	15,428	16,725
FHLMC	AAA	8.00	09/01/18	3,651	3,955
FHLMC	AAA	8.50	09/01/17	4,178	4,529
FNMA	AAA	6.00	01/01/11	188	192
FNMA	AAA	6.00	09/01/12	12,621	13,460
FNMA	AAA	6.50	08/01/13	13,091	13,762
FNMA	AAA	6.50	12/25/23	40,497	41,297
FNMA	AAA	8.00	06/01/17	780	843
FNMA	AAA	8.50	12/01/09	296	299
					3,383,315
NON-MORTGAGE-BACKED OBLIGATIONS (8.7%)
FFCB	AAA	4.95	10/10/14	12,500,000	13,761,608
FFCB	AAA	5.10	08/05/13	5,000,000	5,514,028
					19,275,636
CORPORATE DEBT (55.9%)
CONSUMER DISCRETIONARY (6.3%)
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,086,267
Best Buy Co., Inc.	BBB-	6.75	07/15/13	1,000,000	1,071,310
Black & Decker Corp.	BBB	4.75	11/01/14	500,000	506,857
Black & Decker Corp.	BBB	5.75	11/15/16	500,000	499,373
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	953,997
DaimlerChrysler N.A. LLC	A-	5.75	09/08/11	1,000,000	1,050,356
Ethan Allen Interiors, Inc.	BB	5.38	10/01/15	500,000	452,604
Fortune Brands, Inc.	BBB-	4.88	12/01/13	1,000,000	1,001,987
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	261,372
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	254,606
Johnson Controls, Inc.	BBB	5.25	01/15/11	750,000	778,697
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	540,936
Leggett & Platt, Inc.	A-	4.70	04/01/13	750,000	756,163
Marriott International, Inc.	BBB-	5.63	02/15/13	750,000	765,153
Mattel, Inc.	BBB-	6.13	06/15/11	1,000,000	1,034,491
Newell Rubbermaid, Inc.	BBB-	5.50	04/15/13	500,000	514,223
Scholastic Corp.	BB-	5.00	04/15/13	250,000	213,750
Starwood Hotels & Resorts	BB	6.25	02/15/13	1,000,000	985,000
Wendy’s International, Inc.	B-	6.25	11/15/11	300,000	300,000
Whirlpool Corp.	BBB-	5.50	03/01/13	500,000	507,037
Whirlpool Corp.	BBB-	6.50	06/15/16	500,000	518,838
					14,053,017

CONSUMER STAPLES (4.6%)
Anheuser-Busch Cos., Inc.	BBB+	4.38	01/15/13	1,000,000	1,026,412
Anheuser-Busch Cos., Inc.	BBB+	4.70	04/15/12	100,000	103,783
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,075,262
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	1,048,594
Clorox Co.	BBB+	4.20	01/15/10	250,000	252,445
Clorox Co.	BBB+	5.00	03/01/13	500,000	530,381
Clorox Co.	BBB+	5.00	01/15/15	300,000	316,585
ConAgra Foods, Inc.	BBB	6.75	09/15/11	1,000,000	1,091,146
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	548,171
Hershey Co.	A	4.85	08/15/15	500,000	526,945
Hershey Co.	A	5.00	04/01/13	500,000	540,601
Kraft Foods, Inc.	BBB+	5.25	10/01/13	500,000	526,599
Kraft Foods, Inc.	BBB+	5.63	11/01/11	500,000	531,987
Kroger Co.	BBB	4.95	01/15/15	500,000	528,907
Safeway, Inc.	BBB	6.50	03/01/11	500,000	531,464
Sara Lee Corp.	BBB+	3.88	06/15/13	750,000	763,361
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	269,964
					10,212,607
ENERGY (5.0%)
CenterPoint Energy Resources	BBB	7.75	02/15/11	420,000	446,622
CenterPoint Energy Resources	BBB	7.88	04/01/13	750,000	844,542
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	520,130
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,169,166
Halliburton Co.	A	5.50	10/15/10	500,000	521,544
Knight, Inc.	BB	5.15	03/01/15	250,000	238,125
Nabors Industries Ltd.	BBB+	5.38	08/15/12	750,000	763,262
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	1,000,000	1,018,600
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,036,595
Premco Refining Group	BBB	7.50	06/15/15	500,000	513,192
Smith International, Inc.	BBB+	6.75	02/15/11	1,000,000	1,025,821
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	508,092
Sunoco, Inc.	BBB	9.63	04/15/15	500,000	593,987
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	1,001,175
Weatherford Int’l. Ltd.	BBB+	5.15	03/15/13	500,000	525,196
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	500,000	509,139
					11,235,188
FINANCIALS (15.5%)
American Express Credit Corp.	BBB+	5.88	05/02/13	1,000,000	1,060,274
Bank of America Corp.	A	5.38	08/15/11	250,000	260,636
Bank of America Corp.	A-	5.75	08/15/16	500,000	492,222
Berkshire Hathaway Finance	AAA	4.20	12/15/10	500,000	516,876
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	249,927
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	993,658
Capital One Bank	BBB+	5.75	09/15/10	250,000	256,315
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,096,317
CIT Group, Inc.	CC	5.80	07/28/11	250,000	170,031
Colonial Realty LP	BB+	4.80	04/01/11	300,000	291,225
Developers Diversified Realty	BB	5.00	05/03/10	250,000	248,116
Duke Realty LP	BBB	4.63	05/15/13	500,000	473,426
ERP Operating LP	BBB+	5.38	08/01/16	500,000	492,680
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	729,943
First Horizon National Corp.	BB+	4.50	05/15/13	125,000	109,760
First Industrial LP	BB	6.88	04/15/12	750,000	674,071
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	750,000	750,194
Fosters Finance Corp.†	BBB	4.88	10/01/14	500,000	517,993
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	534,338
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	252,168

General Electric Capital Corp.	AA+	5.00	11/15/11	1,000,000	1,052,553
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	501,806
Harley-Davidson Funding†	BBB	5.25	12/15/12	1,000,000	999,047
HCP, Inc.	BBB	4.88	09/15/10	500,000	502,782
HCP, Inc.	BBB	5.65	12/15/13	500,000	494,667
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	1,000,000	1,083,096
HSBC Finance Corp.	A	0.00	01/10/10	100,000	99,244
HSBC Finance Corp.	A	0.00	01/10/10	50,000	49,802
HSBC Finance Corp.	A	0.00	04/10/11	20,000	18,800
HSBC Finance Corp.	A	1.99	06/10/11	10,000	9,487
HSBC Finance Corp.	A	2.18	11/10/13	40,000	34,533
HSBC Finance Corp.	A	2.21	11/10/13	43,000	37,170
HSBC Finance Corp.	A	2.38	11/10/13	70,000	60,977
Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	491,990
JPMorgan Chase & Co.	A+	5.60	06/01/11	250,000	265,207
KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,074,858
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,042,739
Lehman Brothers Hldgs.(4)	NR	5.75	07/18/11	250,000	42,500
Lincoln National Corp.	A-	5.65	08/27/12	400,000	414,847
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	926,861
Manufacturers & Traders Tr. Co.	A-	8.00	10/01/10	1,000,000	1,039,429
Markel Corp.	BBB	6.80	02/15/13	1,000,000	1,014,227
MetLife, Inc.	A-	5.00	11/24/13	250,000	258,342
Morgan Stanley	A	1.75	02/01/11	500,000	480,400
Nat’l. Rural Utilities Coop.	A	7.25	03/01/12	1,000,000	1,104,388
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	1,000,000	1,030,757
Nissan Motor Acceptance Corp.†	BBB	5.63	03/14/11	500,000	502,796
ProLogis	BBB-	5.50	04/01/12	500,000	494,049
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,000,593
Protective Life Secured Trust	AA-	1.51	05/10/10	650,000	637,273
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	992,984
Regency Centers LP	BBB	4.95	04/15/14	500,000	458,808
Simon Property Group LP	A-	4.88	08/15/10	500,000	511,928
SLM Corp.	BBB-	1.51	06/15/12	60,000	40,360
SLM Corp.	BBB-	2.40	12/15/09	200,000	196,536
Southtrust Bank, N.A.	AA-	4.75	03/01/13	250,000	254,245
Textron Financial Corp.	BB+	5.13	02/03/11	250,000	250,149
Textron Financial Corp.	BB+	5.40	04/28/13	1,000,000	981,898
Travelers Cos., Inc.	A-	5.38	06/15/12	1,000,000	1,056,434
Tyco Int’l. Finance	BBB+	6.00	11/15/13	675,000	723,826
Union Planters Corp.	BBB+	4.38	12/01/10	250,000	248,731
Vornado Realty LP	BBB	5.60	02/15/11	500,000	509,058
Wachovia Bank, N.A.	AA-	5.60	03/15/16	500,000	505,743
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	767,227
					34,433,317
HEALTH CARE (5.0%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	535,018
Allergan, Inc.	A	5.75	04/01/16	500,000	535,970
Baxter International, Inc.	A+	4.63	03/15/15	250,000	267,963
Beckman Coulter, Inc.	BBB	6.88	11/15/11	925,000	993,185
Blue Cross & Blue Shield of FL†	A-	8.25	11/15/11	1,000,000	1,099,557
Boston Scientific Corp.	BB+	4.25	01/12/11	500,000	503,750
Cardinal Health, Inc.	BBB+	5.50	06/15/13	1,000,000	1,048,528
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	500,000	519,375
Humana, Inc.	BBB-	6.45	06/01/16	1,415,000	1,427,190
Laboratory Corp. of America	BBB+	5.50	02/01/13	285,000	295,438
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	516,961
Lilly (Eli) & Co.	AA	5.20	03/15/17	500,000	539,801

McKesson Corp.	BBB+	7.75	02/01/12	1,000,000	1,104,653
UnitedHealth Group, Inc.	A-	5.25	03/15/11	250,000	259,831
UnitedHealth Group, Inc.	A-	5.50	11/15/12	750,000	803,123
WellPoint, Inc.	A-	4.25	12/15/09	200,000	201,367
WellPoint, Inc.	A-	5.00	01/15/11	500,000	515,322
					11,167,032
INDUSTRIALS (7.4%)
Acuity Brands, Inc.	BBB-	8.38	08/01/10	1,000,000	1,008,496
Avery Dennison Corp.	BBB	4.88	01/15/13	500,000	503,148
Burlington Northern Santa Fe	BBB	4.30	07/01/13	500,000	521,705
CSX Corp.	BBB-	6.25	04/01/15	1,000,000	1,105,743
Dun & Bradstreet Corp.	A-	5.50	03/15/11	500,000	513,166
Dun & Bradstreet Corp.	A-	6.00	04/01/13	1,000,000	1,036,419
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,168,321
General Dynamics Corp.	A	4.50	08/15/10	500,000	515,871
Goodrich Corp.	BBB+	7.63	12/15/12	1,000,000	1,108,950
Masco Corp.	BBB	4.80	06/15/15	500,000	458,840
Masco Corp.	BBB	5.88	07/15/12	300,000	297,319
Pall Corp.†	NR	6.00	08/01/12	1,000,000	1,003,625
Precision Castparts Corp.	BBB+	5.60	12/15/13	750,000	786,418
Roper Industries, Inc.	BBB-	6.63	08/15/13	1,000,000	1,077,096
Ryder System, Inc.	BBB+	6.00	03/01/13	500,000	525,691
Ryder System, Inc.	BBB+	7.20	09/01/15	1,000,000	1,068,975
Southwest Airlines Co.	BBB+	5.25	10/01/14	500,000	503,246
Stanley Works	A	4.90	11/01/12	525,000	561,272
Steelcase, Inc.	BBB	6.50	08/15/11	1,000,000	1,002,522
Union Pacific Corp.	BBB	4.88	01/15/15	500,000	526,911
Union Pacific Corp.	BBB	6.13	01/15/12	500,000	538,607
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	519,750
					16,352,091
INFORMATION TECHNOLOGY (2.5%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	810,301
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,008,969
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	263,511
Computer Sciences Corp.	A-	7.38	06/15/11	950,000	1,027,009
Intuit, Inc.	BBB	5.40	03/15/12	725,000	760,895
Western Union Co.	A-	5.40	11/17/11	500,000	532,641
Xerox Corp.	BBB	6.88	08/15/11	1,000,000	1,066,583
					5,469,909
MATERIALS (2.4%)
Bemis Co., Inc.	A	4.88	04/01/12	500,000	518,895

Lubrizol Corp.	BBB	5.50	10/01/14	500,000	536,873
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	1,000,000	1,041,000
Rohm & Haas Co.	BBB-	5.60	03/15/13	750,000	783,053
Sealed Air Corp.†	BB+	5.63	07/15/13	1,000,000	1,012,732
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	257,562
Temple-Inland, Inc.	BBB-	7.88	05/01/12	143,000	151,344
Vulcan Materials Co.	BBB	6.30	06/15/13	1,000,000	1,069,761
					5,371,220
TELECOMMUNICATION SERVICES (0.9%)
BellSouth Corp.	A	4.75	11/15/12	900,000	959,254
Verizon New England, Inc.	A	6.50	09/15/11	1,000,000	1,075,241
					2,034,495
UTILITIES (6.3%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	543,344
AGL Capital Corp.	BBB+	7.13	01/14/11	1,000,000	1,051,913
Arizona Public Svc. Co.	BBB-	6.38	10/15/11	500,000	530,822
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	500,000	532,096
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	1,053,575
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,266,722
Duke Energy Corp.	A	4.50	04/01/10	500,000	509,177
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,000,000	1,020,857
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,057,772
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	250,000	252,697
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	627,327
PPL Energy Supply LLC	BBB	6.40	11/01/11	1,100,000	1,178,927
Progress Energy, Inc.	BBB	6.85	04/15/12	900,000	979,492
Southwest Gas Corp.	NR	8.38	02/15/11	1,000,000	1,062,096
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	1,048,390
Virginia Electric & Power Co.	A-	4.50	12/15/10	400,000	412,648
					14,127,855
TOTAL LONG-TERM DEBT SECURITIES (Cost: $208,683,404) 96.7%					215,279,749

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.1%)
Abbott Laboratories†	A-1+	0.19	10/29/09	1,000,000	999,852
NetJets, Inc.†	A-1+	0.10	10/05/09	2,270,000	2,269,975
NetJets, Inc.†	A-1+	0.20	10/01/09	570,000	570,000
Toyota Motor Credit Corp.	A-1+	0.21	10/01/09	900,000	900,000
					4,739,827
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,739,827) 2.1%					4,739,827

TOTAL INVESTMENTS (Cost: $213,423,231) 98.8%					220,019,576

OTHER NET ASSETS 1.2%					2,564,816

NET ASSETS 100.0%					$222,584,392

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (14.6%)
U.S. Treasury Bond	AAA	3.50	02/15/39	4,000,000	3,623,752
U.S. Treasury Note	AAA	3.13	05/15/19	5,000,000	4,919,920
U.S. Treasury Note	AAA	3.25	05/31/16	32,000,000	32,782,491
U.S. Treasury Note	AAA	3.25	07/31/16	8,500,000	8,699,223
U.S. Treasury Strip	AAA	0.00	02/15/18	10,000,000	7,447,020
U.S. Treasury Strip	AAA	0.00	08/15/18	2,500,000	1,817,665
U.S. Treasury Strip	AAA	0.00	11/15/21	9,700,000	5,940,561
U.S. Treasury Strip	AAA	0.00	02/15/29	3,000,000	1,303,371
					66,534,003
U.S. GOVERNMENT AGENCIES (37.8%)
MORTGAGE-BACKED OBLIGATIONS (35.3%)
FHARM	AAA	5.23	04/01/37	2,689,747	2,825,205
FHARM	AAA	5.25	02/01/36	1,430,415	1,503,250
FHARM	AAA	5.41	04/01/37	1,923,713	2,024,615
FHARM	AAA	5.43	05/01/37	1,742,205	1,833,551
FHARM	AAA	5.79	03/01/37	1,356,649	1,429,767
FHLMC	AAA	4.00	10/15/26	156,803	159,030
FHLMC	AAA	4.50	04/15/32	2,700,000	2,814,720
FHLMC	AAA	5.00	02/01/26	932,762	974,479
FHLMC	AAA	5.50	10/01/18	903,427	968,855
FHLMC	AAA	5.50	12/15/20	3,500,000	3,665,788
FHLMC	AAA	5.50	03/01/21	936,716	1,000,457
FHLMC	AAA	5.50	01/15/33	1,698,680	1,815,581
FHLMC	AAA	5.50	01/15/35	617,000	655,692
FHLMC	AAA	6.00	07/15/29	1,324,788	1,429,973
FHLMC	AAA	6.00	03/15/32	1,620,460	1,726,297
FNMA	AAA	4.00	05/01/19	1,771,011	1,842,041
FNMA	AAA	4.50	05/01/18	1,586,099	1,675,486
FNMA	AAA	4.50	12/01/18	895,892	946,382
FNMA	AAA	4.50	02/01/19	668,023	703,584
FNMA	AAA	4.50	05/01/19	391,408	412,243
FNMA	AAA	4.50	06/01/19	1,121,474	1,181,172
FNMA	AAA	4.50	06/01/19	623,601	656,796
FNMA	AAA	4.50	07/01/29	1,980,967	2,034,000
FNMA	AAA	4.50	08/01/33	2,084,949	2,125,128
FNMA	AAA	4.50	10/01/33	2,657,885	2,710,766
FNMA	AAA	4.50	10/01/33	1,582,043	1,613,519
FNMA	AAA	4.50	05/01/34	989,473	1,008,541
FNMA	AAA	4.50	06/01/34	1,983,045	2,021,260
FNMA	AAA	4.50	07/01/34	2,581,390	2,631,136
FNMA	AAA	4.50	01/01/35	2,667,564	2,718,971
FNMA	AAA	4.50	12/01/35	1,156,607	1,177,450
FNMA	AAA	5.00	04/01/18	353,505	375,571
FNMA	AAA	5.00	09/01/18	1,293,053	1,373,768
FNMA	AAA	5.00	09/01/20	1,204,045	1,273,184
FNMA	AAA	5.00	10/01/20	1,748,951	1,849,380
FNMA	AAA	5.00	10/01/25	1,396,816	1,461,807
FNMA	AAA	5.00	06/01/33	1,689,082	1,753,550
FNMA	AAA	5.00	09/01/33	5,780,882	6,001,521
FNMA	AAA	5.00	11/01/33	2,912,326	3,023,481
FNMA	AAA	5.00	01/01/34	2,100,256	2,180,416
FNMA	AAA	5.00	03/01/34	975,385	1,012,613
FNMA	AAA	5.00	04/01/34	1,809,853	1,881,870

FNMA	AAA	5.00	04/01/34	1,343,279	1,393,288
FNMA	AAA	5.00	04/01/34	484,995	503,050
FNMA	AAA	5.00	04/01/35	1,688,603	1,750,412
FNMA	AAA	5.00	06/01/35	1,217,670	1,262,242
FNMA	AAA	5.00	09/01/35	4,092,483	4,242,284
FNMA	AAA	5.50	04/01/17	198,361	212,540
FNMA	AAA	5.50	05/01/17	362,526	388,441
FNMA	AAA	5.50	01/01/24	1,072,061	1,138,152
FNMA	AAA	5.50	03/01/24	2,466,119	2,613,854
FNMA	AAA	5.50	09/01/25	1,131,196	1,198,147
FNMA	AAA	5.50	11/01/26	1,271,687	1,345,121
FNMA	AAA	5.50	01/01/27	772,255	816,849
FNMA	AAA	5.50	07/01/33	3,055,593	3,214,737
FNMA	AAA	5.50	09/01/33	1,634,040	1,719,146
FNMA	AAA	5.50	10/01/33	2,133,476	2,244,593
FNMA	AAA	5.50	03/01/34	1,404,359	1,477,502
FNMA	AAA	5.50	03/01/34	743,142	781,847
FNMA	AAA	5.50	07/01/34	1,421,729	1,494,000
FNMA	AAA	5.50	09/01/34	1,310,643	1,377,266
FNMA	AAA	5.50	09/01/34	520,950	547,432
FNMA	AAA	5.50	10/01/34	3,237,920	3,402,513
FNMA	AAA	5.50	02/01/35	1,140,657	1,198,640
FNMA	AAA	5.50	02/01/35	929,118	975,767
FNMA	AAA	5.50	04/01/35	1,356,402	1,424,504
FNMA	AAA	5.50	08/01/35	2,812,659	2,953,877
FNMA	AAA	5.50	02/25/37	1,554,267	1,651,398
FNMA	AAA	5.50	11/01/38	1,591,581	1,662,042
FNMA	AAA	5.50	06/01/48	1,524,044	1,585,323
FNMA	AAA	6.00	03/01/17	244,299	262,373
FNMA	AAA	6.00	05/01/23	1,327,123	1,421,949
FNMA	AAA	6.00	01/01/25	749,450	801,863
FNMA	AAA	6.00	03/01/28	1,504,465	1,600,375
FNMA	AAA	6.00	04/01/32	408,017	434,564
FNMA	AAA	6.00	04/01/32	201,189	214,279
FNMA	AAA	6.00	05/01/32	1,289,736	1,373,650
FNMA	AAA	6.00	04/01/33	1,632,311	1,738,514
FNMA	AAA	6.00	11/01/34	1,081,898	1,149,584
FNMA	AAA	6.00	12/01/36	1,564,026	1,655,033
FNMA	AAA	6.00	01/01/37	1,673,476	1,770,852
FNMA	AAA	6.00	03/01/37	1,488,330	1,568,420
FNMA	AAA	6.00	04/01/37	1,574,907	1,659,658
FNMA	AAA	6.00	05/01/37	1,541,624	1,624,583
FNMA	AAA	6.00	06/01/37	1,838,258	1,937,180
FNMA	AAA	6.00	07/01/37	1,615,938	1,708,451
FNMA	AAA	6.00	08/01/37	2,455,182	2,595,741
FNMA	AAA	6.00	12/01/37	1,265,773	1,338,238
FNMA	AAA	6.00	02/25/47	1,486,902	1,550,095
FNMA	AAA	6.50	09/01/16	85,891	92,719
FNMA	AAA	6.50	03/01/17	611,137	659,717
FNMA	AAA	6.50	05/01/17	98,102	105,900
FNMA	AAA	6.50	04/01/32	249,189	268,901
FNMA	AAA	6.50	05/01/32	1,749,534	1,887,929
FNMA	AAA	6.50	05/01/32	406,330	438,472
FNMA	AAA	6.50	09/01/36	1,241,340	1,324,018
FNMA	AAA	6.50	05/01/37	1,556,481	1,666,229
FNMA	AAA	6.50	07/01/37	1,019,334	1,091,207
FNMA	AAA	6.50	09/01/37	1,828,330	1,957,246

FNMA	AAA	6.50	05/01/38	1,826,267	1,954,935
FNMA	AAA	7.00	09/01/31	146,505	161,772
FNMA	AAA	7.00	11/01/31	97,214	107,344
FNMA	AAA	7.00	01/25/44	1,504,002	1,647,165
FNMA	AAA	7.50	04/01/32	100,859	112,606
FNMA	AAA	7.50	06/01/32	469,452	524,128
FNMA	AAA	8.00	03/01/31	80,619	91,400
FNMA	AAA	8.00	04/01/32	77,266	87,610
FNMA	AAA	8.00	04/01/32	45,742	51,865
GNMA (5)	AAA	6.50	04/15/31	42,336	45,691
GNMA (5)	AAA	6.50	12/15/31	204,323	220,515
GNMA (5)	AAA	6.50	05/15/32	88,098	94,832
GNMA (5)	AAA	7.00	09/15/31	48,818	53,944
GNMA (5)	AAA	7.00	09/15/31	34,740	38,387
GNMA (5)	AAA	7.00	05/15/32	22,010	24,167
Vendee Mortgage Trust (5)	AAA	5.25	01/15/32	2,473,094	2,569,700
					160,731,664
NON-MORTGAGE-BACKED OBLIGATIONS (2.5%)
FNMA	AAA	0.00	10/09/19	20,000,000	11,179,098

CORPORATE DEBT (44.7%)
CONSUMER DISCRETIONARY (5.4%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	500,000	535,655
Black & Decker Corp.	BBB	4.75	11/01/14	2,000,000	2,027,426
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	1,907,994
Ethan Allen Interiors, Inc.	BB	5.38	10/01/15	2,000,000	1,810,416
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	500,994
Fortune Brands, Inc.	BBB-	5.38	01/15/16	1,900,000	1,898,417
Fruit of the Loom (4)	NR	7.38	11/15/23	345,170	35
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	2,090,974
Johnson Controls, Inc.	BBB	4.88	09/15/13	2,500,000	2,546,055
Kohl’s Corp.	BBB+	6.30	03/01/11	1,500,000	1,563,114
Leggett & Platt, Inc.	A-	4.70	04/01/13	2,000,000	2,016,434
Marriott International, Inc.	BBB-	5.63	02/15/13	2,000,000	2,040,408
Scholastic Corp.	BB-	5.00	04/15/13	2,000,000	1,710,000
Starwood Hotels & Resorts	BB	6.25	02/15/13	500,000	492,500
Wendy’s International, Inc.	B-	6.25	11/15/11	1,500,000	1,500,000
Whirlpool Corp.	BBB-	6.50	06/15/16	2,000,000	2,075,350
					24,715,772
CONSUMER STAPLES (2.5%)
Cargill, Inc.†	A	5.00	11/15/13	500,000	516,463
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,121,524
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,192,684
Kraft Foods, Inc.	BBB+	5.63	11/01/11	2,000,000	2,127,946
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,115,626
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	2,159,712
					11,233,955
ENERGY (5.7%)
CenterPoint Energy Resources	BBB	7.75	02/15/11	2,000,000	2,126,770
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	2,000,000	2,080,518
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,097,808
Knight, Inc.	BB	5.15	03/01/15	2,000,000	1,905,000
Nabors Industries Ltd.	BBB+	5.38	08/15/12	1,000,000	1,017,682
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	2,000,000	2,037,200
Noble Corp.	A-	7.50	03/15/19	2,000,000	2,274,124
Premco Refining Group	BBB	7.50	06/15/15	2,000,000	2,052,766
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	9,284,890
Weatherford Int’l. Ltd.	BBB+	5.15	03/15/13	500,000	525,196

Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	1,500,000	1,527,416
					25,929,370
FINANCIALS (16.9%)
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,383,790
American Express Credit Corp.	BBB+	5.88	05/02/13	500,000	530,137
Brandywine Realty Trust	BBB-	4.50	11/01/09	2,000,000	1,999,418
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	2,074,190
Capital One Bank	BBB+	5.75	09/15/10	2,000,000	2,050,518
Colonial Realty LP	BB+	4.80	04/01/11	1,500,000	1,456,125
Corporate Pptys. Investors†	A-	7.88	03/15/16	5,000,000	5,440,505
Developers Diversified Realty	BB	5.00	05/03/10	2,000,000	1,984,930
Duke Realty LP	BBB	4.63	05/15/13	2,000,000	1,893,704
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,459,375
First Horizon Mtg.	AAA	5.00	06/25/33	158,853	158,501
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	4,390,380
First Industrial LP	BB	6.88	04/15/12	2,000,000	1,797,522
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	3,000,000	3,000,777
Fosters Finance Corp.†	BBB	6.88	06/15/11	2,000,000	2,137,350
GATX Financial Corp.	BBB+	5.13	04/15/10	1,000,000	1,008,670
General Electric Capital Corp.	AA+	5.00	11/15/11	2,000,000	2,105,106
GMAC LLC	CCC	0.00	12/01/12	10,000,000	6,850,000
Harley-Davidson Funding†	BBB	5.25	12/15/12	500,000	499,524
HCP, Inc.	BBB	4.88	09/15/10	2,000,000	2,011,128
HCP, Inc.	BBB	5.65	12/15/13	2,000,000	1,978,668
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,166,192
HSBC Finance Corp.	A	2.18	11/10/13	100,000	86,332
HSBC Finance Corp.	A	2.35	10/10/13	70,000	61,044
JP Morgan Chase Bank NA	A+	6.00	10/01/17	2,000,000	2,103,498
KeyCorp	BBB+	6.50	05/14/13	2,000,000	2,047,348
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,042,739
Lincoln National Corp.	A-	5.65	08/27/12	2,000,000	2,074,234
Manufacturers & Traders Tr. Co.	A-	8.00	10/01/10	2,000,000	2,078,858
Markel Corp.	BBB	6.80	02/15/13	2,000,000	2,028,454
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	2,000,000	2,061,514
ProLogis	BBB-	5.50	04/01/12	2,000,000	1,976,194
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,000,593
Protective Life Secured Trust	AA-	1.71	12/10/14	124,000	105,931
Protective Life Secured Trust	AA-	1.86	10/10/14	53,000	45,869
Protective Life Secured Trust	AA-	1.96	08/10/14	21,000	18,140
Prudential Financial, Inc.	A	4.75	09/17/15	2,000,000	1,985,968
Regency Centers LP	BBB	4.95	04/15/14	2,000,000	1,835,232
Shurgard Storage Centers	A-	7.75	02/22/11	750,000	782,206
Southtrust Bank, N.A.	AA-	4.75	03/01/13	1,250,000	1,271,226
Travelers Cos., Inc.	A-	5.38	06/15/12	500,000	528,217
Vornado Realty LP	BBB	5.60	02/15/11	2,000,000	2,036,230
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	1,534,454
					77,080,791
HEALTH CARE (4.0%)
Allergan, Inc.	A	5.75	04/01/16	2,000,000	2,143,878
CIGNA Corp.	BBB	5.38	03/15/17	2,000,000	1,903,304
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	2,000,000	2,077,500
Humana, Inc.	BBB-	7.20	06/15/18	2,000,000	2,024,134
Laboratory Corp. of America	BBB+	5.50	02/01/13	1,000,000	1,036,626
Laboratory Corp. of America	BBB+	5.63	12/15/15	1,000,000	1,033,922
McKesson Corp.	BBB+	7.75	02/01/12	1,750,000	1,933,143
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	2,141,662
WellPoint, Inc.	A-	4.25	12/15/09	2,000,000	2,013,672

Wyeth	A+	5.50	03/15/13	1,750,000	1,894,442
					18,202,283
INDUSTRIALS (3.2%)
CSX Corp.	BBB-	6.25	04/01/15	2,000,000	2,211,486
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	2,000,000	1,924,482
Goodrich Corp.	BBB+	7.63	12/15/12	2,000,000	2,217,900
Masco Corp.	BBB	5.88	07/15/12	2,000,000	1,982,124
Precision Castparts Corp.	BBB+	5.60	12/15/13	2,000,000	2,097,114
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	2,102,762
Steelcase, Inc.	BBB	6.50	08/15/11	2,000,000	2,005,044
					14,540,912
INFORMATION TECHNOLOGY (1.0%)
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,059,120
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,108,084
Xerox Corp.	BBB	6.88	08/15/11	500,000	533,292
					4,700,496
MATERIALS (2.1%)
Lubrizol Corp.	BBB	5.50	10/01/14	2,000,000	2,147,492
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	1,500,000	1,561,500
PolyOne Corp.	B-	7.50	12/15/15	3,750,000	2,915,625
Sonoco Products Co.	BBB+	6.50	11/15/13	500,000	515,125
Vulcan Materials Co.	BBB	7.00	06/15/18	2,000,000	2,150,956
					9,290,698
TELECOMMUNICATION SERVICES (1.0%)
Alltel Corp.	A	7.00	03/15/16	2,000,000	2,281,872
Verizon Florida LLC	A	6.13	01/15/13	2,000,000	2,140,628
					4,422,500
UTILITIES (2.9%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	543,344
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	2,000,000	2,128,384
Duke Energy Corp.	A	4.50	04/01/10	750,000	763,766
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,075,000	1,097,421
Entergy New Orleans, Inc.	BBB+	6.75	10/15/17	500,000	500,419
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	2,000,000	2,021,574
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,102,634
Progress Energy Enterprise	A-	5.25	12/15/15	2,000,000	2,179,342
Virginia Electric & Power Co.	A-	4.50	12/15/10	2,000,000	2,063,240
					13,400,124
SOVEREIGN DEBT (1.0%)
Sri Lanka AID	NR	6.59	09/15/28	4,000,000	4,556,240

TOTAL LONG-TERM DEBT SECURITIES (Cost: $434,230,451) 98.1%					446,517,906

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.1%)
NetJets, Inc.†	A-1+	0.10	10/05/09	6,660,000	6,659,926
Toyota Motor Credit Corp.	A-1+	0.21	10/01/09	3,000,000	3,000,000
					9,659,926
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,659,926) 2.1%					9,659,926

TOTAL INVESTMENTS (Cost: $443,890,377)100.2%					456,177,832

OTHER NET ASSETS -0.2%	(1,139,598)

NET ASSETS 100.0%	$455,038,234

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2009 (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2009, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$18,704,594	2.6%
ALL AMERICA FUND	$6,161,700	2.5%
SMALL CAP VALUE FUND	$7,356,700	3.8%
SMALL CAP GROWTH FUND	$3,900,000	2.2%
MID-CAP EQUITY INDEX FUND	$13,299,747	3.8%
COMPOSITE FUND	$5,034,258	3.1%
MONEY MARKET FUND	$37,102,964	28.9%
MID-TERM BOND FUND	$10,558,509	4.7%
BOND FUND	$15,253,768	3.4%

(1)          This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of September 30, 2009, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value	Gain(Loss)	Investments

EQUITY INDEX FUND	639	E-mini S&P 500 Stock Index	P	December 2009	$33,640,155	$(334,683)	4.8%
ALL AMERICA FUND	99	E-mini S&P 500 Stock Index	P	December 2009	$5,211,855	$(52,223)	2.1%
MID-CAP EQUITY INDEX FUND	489	E-mini S&P MidCap 400 Stock Index	P	December 2009	$33,701,880	$(651,730)	9.7%

(2)          The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2009 was 0.15%.

(3)          Percentage is less than 0.05%.

(4)          Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(5)          U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments in accordance with the Fair Value Measurements and Disclosures Topic (“Fair Value Topic”) of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification.  The Fair Value Topic establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements.  Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction.  The Fair Value Topic establishes a three-level valuation hierarchy for measurement and disclosure of fair value.  The valuation hierarchy is based upon the transparency of inputs used to measure fair value.  The three levels are as follows:

•                  Level 1 – quoted prices in active markets for identical securities.

•                  Level 2 –other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 –significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2009, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3.  Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2009, by Fair Value Topic valuation hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
Equity Index Fund
Common Stock	$673,601,576	—	—	$673,601,576
Fixed Income Instruments	—	$34,276,128	—	$34,276,128
	$673,601,576	$34,276,128	—	$707,877,704

All America Fund
Common Stock	$237,528,300	—	$561,700	$238,090,000
Fixed Income Instruments	—	$8,182,233	—	$8,182,233
	$237,528,300	$8,182,233	$561,700	$246,272,233

Small Cap Value Fund
Common Stock	$180,566,491	—	$3,256,700	$183,823,191
Fixed Income Instruments	—	$4,100,000	—	$4,100,000
	$180,566,491	$4,100,000	$3,256,700	$187,923,191

Small Cap Growth Fund
Common Stock	$177,240,251	—	—	$177,240,251
Fixed Income Instruments	—	$3,900,000	—	$3,900,000
	$177,240,251	$3,900,000	—	$181,140,251

Mid Cap Value Fund
Common Stock	$37,854,019	—	—	$37,854,019
Fixed Income Instruments	—	$599,978	—	$599,978
	$37,854,019	$599,978	—	$38,453,997

Mid-Cap Equity Index Fund
Common Stock	$314,851,103	—	—	$314,851,103
Fixed Income Instruments	—	$33,760,998	—	$33,760,998
	$314,851,103	$33,760,998	—	$348,612,101

International Fund
Common Stock	$26,521,700	—	—	$26,521,700

Composite Fund
Common Stock	$96,261,524	—	—	$96,261,524
U.S. Government and Agency Debt	—	$28,971,719	—	$28,971,719
Corporate Debt	—	$38,483,867	—	$38,483,867
	$96,261,524	$67,455,586	—	$163,717,110

Retirement Income Fund
Common Stock	$7,239,263	—	—	$7,239,263

2010 Retirement Fund
Common Stock	$12,610,964	—	—	$12,610,964

2015 Retirement Fund
Common Stock	$37,983,393	—	—	$37,983,393

2020 Retirement Fund
Common Stock	$38,841,998	—	—	$38,841,998

2025 Retirement Fund
Common Stock	$32,740,756	—	—	$32,740,756

2030 Retirement Fund
Common Stock	$26,333,701	—	—	$26,333,701

2035 Retirement Fund
Common Stock	$20,282,460	—	—	$20,282,460

2040 Retirement Fund
Common Stock	$16,520,120	—	—	$16,520,120

2045 Retirement Fund
Common Stock	$19,534,397	—	—	$19,534,397

Conservative Allocation Fund
Common Stock	$34,824,556	—	—	$34,824,556

Moderate Allocation Fund
Common Stock	$116,146,779	—	—	$116,146,779

Aggressive Allocation Fund
Common Stock	$107,595,674	—	—	$107,595,674

Money Market Fund
U.S. Government and Agency Debt	—	$67,514,532	—	$67,514,532
Commercial Paper	—	$60,800,175	—	$60,800,175
	—	$128,314,707	—	$128,314,707

Mid-Term Bond Fund
U.S. Government and Agency Debt	—	$90,823,018	—	$90,823,018
Corporate Debt	—	$129,196,558	—	$129,196,558
	—	$220,019,576	—	$220,019,576

Bond Fund
U.S. Government and Agency Debt	—	$238,444,765	—	$238,444,765
Corporate Debt	—	$217,733,067	—	$217,733,067
	—	$456,177,832	—	$456,177,832

Other Financial Instruments:(a)
Equity Index Fund	$(334,683)	—	—	$(334,683)
All America Fund	$(52,223)	—	—	$(52,223)
Mid-Cap Equity Index Fund	$(651,730)	—	—	$(651,730)

(a)               Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2009

	Balance	Unrealized	Transfer	Balance
	December 31,	Gains	In/(Out) of	September 30,
	2008	(Losses)	Level 3	2009
All America Fund	$695,347	(133,647)	—	$561,700
Small Cap Value Fund	$3,989,652	(732,952)	—	$3,256,700

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. Such funds may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in Footnote 1), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Fund, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2009 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$119,276,243	$29,145,323	$25,696,787	$28,046,094	$3,284,510
Unrealized Depreciation	(127,137,265)	(50,686,873)	(28,448,929)	(9,964,706)	(6,405,893)
Net	$(7,861,022)	$(21,541,550)	$(2,752,142)	$18,081,388	$(3,121,383)
Cost of Investments	$715,738,726	$267,813,783	$190,675,333	$163,058,863	$41,575,380

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$39,364,117	$1,528,393	$11,580,355	$625,085	$940,484
Unrealized Depreciation	(57,287,231)	(777,540)	(11,788,939)	(255,976)	(765,377)
Net	$(17,923,114)	$750,853	$(208,584)	$369,109	$175,107
Cost of Investments	$366,535,215	$25,770,847	$163,925,695	$6,870,154	$12,435,858

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$2,630,205	$1,780,184	$1,836,033	$1,636,043	$1,212,225
Unrealized Depreciation	(1,826,079)	(1,464,742)	(535,033)	(615,728)	(362,010)
Net	$804,126	$315,442	$1,301,000	$1,020,315	$850,215
Cost of Investments	$37,179,267	$38,526,556	$31,439,755	$25,313,386	$19,432,245

	2040	2045	Conservative	Moderate	Aggressive
	Retirement	Retirement	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$1,295,108	$1,791,279	$1,478,269	$3,557,597	$1,434,302
Unrealized Depreciation	(259,257)	(329,333)	(1,407,129)	(10,093,272)	(15,722,153)
Net	$1,035,851	$1,461,946	$71,140	$(6,535,675)	$(14,287,851)
Cost of Investments	$15,484,270	$18,072,451	$34,753,417	$122,682,454	$121,883,525

	Money
	Market	Mid-Term	Bond
	Fund	Bond Fund	Fund
Unrealized Appreciation	$3,073	$8,263,425	$16,420,906
Unrealized Depreciation	(77)	(1,667,080)	(4,133,450)
Net	$2,996	$6,596,345	$12,287,456
Cost of Investments	$128,311,711	$213,423,231	$443,890,377

ITEM 2.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 18, 2009

By:	/s/ JOHN R. GREED
John R. Greed
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	November 18, 2009